Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000012080
Shareholder Report [Line Items]
Fund Name	iShares Biotechnology ETF
Trading Symbol	IBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 32.35%.

  For the same period, the MSCI USA Index returned 17.74% and the NYSE Biotechnology Index (Spliced) returned 32.83%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. In the healthcare sector, biotechnology stocks were the largest contributors to the Fund’s performance. Driving performance was robust merger and acquisition activity, as large pharmaceutical companies, facing impending patent expirations on several blockbuster drugs, turned to emerging biotech firms to replenish their pipelines. Further tailwinds included transformative innovation, positive trial results, and regulatory developments. Additionally, firms that provide life sciences tools and services benefited from resilient end-market demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	NYSE Biotechnology Index (Spliced)
Apr 16	$10,286	$10,049	$10,287
May 16	$10,723	$10,233	$10,728
Jun 16	$9,883	$10,260	$9,888
Jul 16	$11,110	$10,649	$11,117
Aug 16	$10,782	$10,665	$10,792
Sep 16	$11,110	$10,677	$11,123
Oct 16	$9,844	$10,474	$9,857
Nov 16	$10,514	$10,853	$10,531
Dec 16	$10,180	$11,055	$10,199
Jan 17	$10,682	$11,284	$10,705
Feb 17	$11,411	$11,728	$11,438
Mar 17	$11,275	$11,744	$11,304
Apr 17	$11,439	$11,871	$11,471
May 17	$10,992	$12,033	$11,024
Jun 17	$11,928	$12,109	$11,968
Jul 17	$12,270	$12,355	$12,315
Aug 17	$12,828	$12,396	$12,880
Sep 17	$12,839	$12,649	$12,894
Oct 17	$12,089	$12,938	$12,145
Nov 17	$12,157	$13,332	$12,218
Dec 17	$12,339	$13,477	$12,405
Jan 18	$13,193	$14,250	$13,269
Feb 18	$12,490	$13,727	$12,565
Mar 18	$12,337	$13,392	$12,413
Apr 18	$11,968	$13,446	$12,044
May 18	$12,533	$13,774	$12,616
Jun 18	$12,706	$13,867	$12,795
Jul 18	$13,485	$14,365	$13,584
Aug 18	$14,140	$14,841	$14,245
Sep 18	$14,120	$14,909	$14,227
Oct 18	$12,055	$13,874	$12,151
Nov 18	$12,625	$14,144	$12,729
Dec 18	$11,211	$12,870	$11,306
Jan 19	$12,710	$13,928	$12,820
Feb 19	$13,052	$14,395	$13,170
Mar 19	$12,943	$14,661	$13,063
Apr 19	$12,315	$15,249	$12,434
May 19	$11,569	$14,285	$11,684
Jun 19	$12,640	$15,288	$12,769
Jul 19	$12,251	$15,524	$12,376
Aug 19	$11,932	$15,254	$12,057
Sep 19	$11,545	$15,525	$11,668
Oct 19	$12,438	$15,863	$12,571
Nov 19	$13,862	$16,460	$14,016
Dec 19	$13,986	$16,942	$14,145
Jan 20	$13,199	$16,976	$13,352
Feb 20	$13,243	$15,591	$13,400
Mar 20	$12,533	$13,614	$12,692
Apr 20	$14,414	$15,404	$14,598
May 20	$15,637	$16,206	$15,840
Jun 20	$15,894	$16,576	$16,106
Jul 20	$15,620	$17,559	$15,832
Aug 20	$15,765	$18,878	$15,983
Sep 20	$15,746	$18,174	$15,974
Oct 20	$15,154	$17,701	$15,378
Nov 20	$16,844	$19,749	$17,100
Dec 20	$17,608	$20,563	$17,882
Jan 21	$18,703	$20,372	$19,001
Feb 21	$18,271	$20,904	$18,568
Mar 21	$17,501	$21,691	$17,784
Apr 21	$18,015	$22,871	$18,313
May 21	$17,661	$22,981	$17,960
Jun 21	$19,061	$23,621	$19,394
Jul 21	$19,306	$24,180	$19,650
Aug 21	$20,076	$24,893	$20,440
Sep 21	$18,830	$23,718	$19,177
Oct 21	$18,598	$25,372	$18,947
Nov 21	$17,959	$25,117	$18,301
Dec 21	$17,783	$26,109	$18,127
Jan 22	$15,382	$24,631	$15,684
Feb 22	$14,706	$23,909	$14,998
Mar 22	$15,186	$24,750	$15,494
Apr 22	$13,605	$22,506	$13,884
May 22	$13,610	$22,457	$13,892
Jun 22	$13,729	$20,598	$14,021
Jul 22	$14,460	$22,519	$14,772
Aug 22	$14,154	$21,637	$14,464
Sep 22	$13,677	$19,631	$13,982
Oct 22	$15,029	$21,189	$15,368
Nov 22	$15,935	$22,342	$16,299
Dec 22	$15,366	$21,028	$15,722
Jan 23	$15,961	$22,412	$16,336
Feb 23	$14,885	$21,877	$15,238
Mar 23	$15,117	$22,654	$15,477
Apr 23	$15,270	$22,941	$15,636
May 23	$14,777	$23,090	$15,137
Jun 23	$14,855	$24,630	$15,219
Jul 23	$15,118	$25,478	$15,495
Aug 23	$15,060	$25,049	$15,440
Sep 23	$14,327	$23,874	$14,691
Oct 23	$13,318	$23,325	$13,662
Nov 23	$14,165	$25,524	$14,536
Dec 23	$15,922	$26,726	$16,347
Jan 24	$15,755	$27,143	$16,180
Feb 24	$16,052	$28,599	$16,491
Mar 24	$16,108	$29,509	$16,552
Apr 24	$14,889	$28,291	$15,304
May 24	$15,698	$29,642	$16,141
Jun 24	$16,105	$30,702	$16,564
Jul 24	$17,348	$31,088	$17,843
Aug 24	$17,395	$31,837	$17,895
Sep 24	$17,108	$32,522	$17,605
Oct 24	$16,488	$32,282	$16,972
Nov 24	$16,642	$34,303	$17,133
Dec 24	$15,539	$33,430	$16,004
Jan 25	$16,305	$34,447	$16,795
Feb 25	$16,110	$33,905	$16,598
Mar 25	$15,049	$31,921	$15,510
Apr 25	$14,911	$31,758	$15,374
May 25	$14,328	$33,807	$14,777
Jun 25	$14,893	$35,547	$15,363
Jul 25	$15,624	$36,360	$16,121
Aug 25	$16,263	$37,074	$16,781
Sep 25	$16,998	$38,435	$17,543
Oct 25	$18,772	$39,348	$19,384
Nov 25	$20,447	$39,359	$21,120
Dec 25	$19,895	$39,363	$20,558
Jan 26	$20,321	$39,872	$21,003
Feb 26	$20,665	$39,521	$21,365
Mar 26	$19,919	$37,584	$20,602

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	32.35%	2.62%	7.13%
MSCI USA Index...
	17.74	11.62	14.16
NYSE Biotechnology Index (Spliced)...
	32.83	2.99	7.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,139,614,552
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 29,064,562
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,139,614,552
Number of Portfolio Holdings...
259
Net Investment Advisory Fees...
$29,064,562
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
89.4%
Life Sciences Tools & Services...
6.4
Pharmaceuticals...
4.0
Health Care Providers & Services...
0.1
Health Care Equipment & Supplies...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Gilead Sciences, Inc...
7.8%
Amgen, Inc...
7.5
Vertex Pharmaceuticals, Inc...
7.4
Regeneron Pharmaceuticals, Inc...
7.2
Alnylam Pharmaceuticals, Inc...
4.0
Insmed, Inc...
3.2
Argenx SE, ADR...
3.1
Biogen, Inc...
2.5
Natera, Inc...
2.4
United Therapeutics Corp...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012040
Shareholder Report [Line Items]
Fund Name	iShares Core S&P 500 ETF
Trading Symbol	IVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.78%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 returned 17.80%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. The industrials sector also contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P 500
Apr 16	$10,038	$10,062	$10,039
May 16	$10,218	$10,242	$10,219
Jun 16	$10,244	$10,262	$10,246
Jul 16	$10,621	$10,670	$10,623
Aug 16	$10,635	$10,699	$10,638
Sep 16	$10,637	$10,718	$10,640
Oct 16	$10,442	$10,483	$10,446
Nov 16	$10,829	$10,949	$10,833
Dec 16	$11,042	$11,162	$11,047
Jan 17	$11,251	$11,379	$11,257
Feb 17	$11,698	$11,799	$11,704
Mar 17	$11,712	$11,808	$11,717
Apr 17	$11,832	$11,931	$11,838
May 17	$11,997	$12,053	$12,004
Jun 17	$12,072	$12,164	$12,079
Jul 17	$12,320	$12,393	$12,327
Aug 17	$12,357	$12,416	$12,365
Sep 17	$12,612	$12,719	$12,620
Oct 17	$12,906	$12,995	$12,915
Nov 17	$13,301	$13,389	$13,311
Dec 17	$13,449	$13,524	$13,459
Jan 18	$14,219	$14,242	$14,229
Feb 18	$13,694	$13,714	$13,705
Mar 18	$13,346	$13,442	$13,357
Apr 18	$13,396	$13,490	$13,408
May 18	$13,719	$13,871	$13,731
Jun 18	$13,803	$13,963	$13,815
Jul 18	$14,316	$14,430	$14,329
Aug 18	$14,782	$14,932	$14,796
Sep 18	$14,865	$14,955	$14,881
Oct 18	$13,849	$13,848	$13,864
Nov 18	$14,131	$14,125	$14,146
Dec 18	$12,854	$12,808	$12,869
Jan 19	$13,884	$13,911	$13,900
Feb 19	$14,329	$14,399	$14,346
Mar 19	$14,608	$14,606	$14,625
Apr 19	$15,199	$15,188	$15,217
May 19	$14,233	$14,208	$14,250
Jun 19	$15,236	$15,203	$15,255
Jul 19	$15,454	$15,426	$15,474
Aug 19	$15,209	$15,115	$15,229
Sep 19	$15,494	$15,376	$15,514
Oct 19	$15,828	$15,702	$15,850
Nov 19	$16,402	$16,297	$16,425
Dec 19	$16,896	$16,766	$16,921
Jan 20	$16,889	$16,745	$16,914
Feb 20	$15,499	$15,374	$15,522
Mar 20	$13,584	$13,251	$13,605
Apr 20	$15,326	$15,008	$15,349
May 20	$16,056	$15,814	$16,080
Jun 20	$16,374	$16,178	$16,399
Jul 20	$17,297	$17,093	$17,324
Aug 20	$18,540	$18,321	$18,569
Sep 20	$17,836	$17,647	$17,864
Oct 20	$17,361	$17,271	$17,389
Nov 20	$19,261	$19,382	$19,292
Dec 20	$20,001	$20,251	$20,034
Jan 21	$19,799	$20,186	$19,832
Feb 21	$20,343	$20,832	$20,378
Mar 21	$21,234	$21,557	$21,271
Apr 21	$22,367	$22,664	$22,406
May 21	$22,522	$22,767	$22,563
Jun 21	$23,047	$23,344	$23,089
Jul 21	$23,594	$23,746	$23,638
Aug 21	$24,310	$24,425	$24,357
Sep 21	$23,179	$23,316	$23,224
Oct 21	$24,803	$24,882	$24,851
Nov 21	$24,631	$24,516	$24,679
Dec 21	$25,734	$25,447	$25,785
Jan 22	$24,401	$23,919	$24,450
Feb 22	$23,670	$23,318	$23,718
Mar 22	$24,549	$24,073	$24,599
Apr 22	$22,407	$21,902	$22,454
May 22	$22,447	$21,858	$22,495
Jun 22	$20,594	$20,020	$20,638
Jul 22	$22,493	$21,898	$22,541
Aug 22	$21,575	$21,071	$21,622
Sep 22	$19,588	$19,107	$19,631
Oct 22	$21,173	$20,666	$21,220
Nov 22	$22,356	$21,757	$22,406
Dec 22	$21,067	$20,478	$21,115
Jan 23	$22,390	$21,906	$22,442
Feb 23	$21,843	$21,398	$21,894
Mar 23	$22,645	$21,961	$22,698
Apr 23	$22,998	$22,181	$23,052
May 23	$23,097	$22,278	$23,152
Jun 23	$24,623	$23,804	$24,682
Jul 23	$25,413	$24,662	$25,475
Aug 23	$25,010	$24,178	$25,069
Sep 23	$23,817	$23,021	$23,874
Oct 23	$23,316	$22,401	$23,372
Nov 23	$25,445	$24,503	$25,507
Dec 23	$26,600	$25,814	$26,665
Jan 24	$27,046	$26,099	$27,114
Feb 24	$28,489	$27,518	$28,561
Mar 24	$29,405	$28,407	$29,480
Apr 24	$28,203	$27,155	$28,276
May 24	$29,601	$28,444	$29,678
Jun 24	$30,662	$29,327	$30,743
Jul 24	$31,035	$29,866	$31,117
Aug 24	$31,786	$30,506	$31,872
Sep 24	$32,464	$31,134	$32,553
Oct 24	$32,169	$30,912	$32,258
Nov 24	$34,057	$32,971	$34,151
Dec 24	$33,244	$31,977	$33,337
Jan 25	$34,168	$32,957	$34,265
Feb 25	$33,722	$32,335	$33,818
Mar 25	$31,820	$30,420	$31,913
Apr 25	$31,604	$30,211	$31,696
May 25	$33,592	$32,146	$33,692
Jun 25	$35,300	$33,793	$35,405
Jul 25	$36,091	$34,564	$36,199
Aug 25	$36,823	$35,349	$36,933
Sep 25	$38,167	$36,570	$38,281
Oct 25	$39,059	$37,374	$39,178
Nov 25	$39,154	$37,433	$39,274
Dec 25	$39,176	$37,431	$39,298
Jan 26	$39,743	$38,014	$39,868
Feb 26	$39,440	$37,805	$39,565
Mar 26	$37,475	$35,939	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.78%	12.03%	14.12%
S&P Total Market Index...
	18.14	10.76	13.65
S&P 500...
	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 720,151,759,493
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 200,972,097
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$720,151,759,493
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$200,972,097
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.9%
Financials...
12.6
Communication Services...
10.3
Consumer Discretionary...
9.9
Health Care...
9.4
Industrials...
9.0
Consumer Staples...
5.3
Energy...
4.0
Utilities...
2.5
Materials...
2.1
Real Estate...
2.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.6%
Apple, Inc...
6.7
Microsoft Corp...
4.9
Amazon.com, Inc...
3.6
Alphabet, Inc., Class A...
3.0
Broadcom, Inc...
2.6
Alphabet, Inc., Class C, NVS...
2.4
Meta Platforms, Inc., Class A...
2.2
Tesla, Inc...
1.9
Berkshire Hathaway, Inc., Class B...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012047
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Total U.S. Stock Market ETF
Trading Symbol	ITOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 18.10%.

  For the same period, the S&P Total Market Index returned 18.14%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. The industrials sector advanced due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Additionally, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index
Apr 16	$10,062	$10,062
May 16	$10,242	$10,242
Jun 16	$10,261	$10,262
Jul 16	$10,668	$10,670
Aug 16	$10,699	$10,699
Sep 16	$10,717	$10,718
Oct 16	$10,477	$10,483
Nov 16	$10,940	$10,949
Dec 16	$11,154	$11,162
Jan 17	$11,372	$11,379
Feb 17	$11,792	$11,799
Mar 17	$11,802	$11,808
Apr 17	$11,924	$11,931
May 17	$12,044	$12,053
Jun 17	$12,156	$12,164
Jul 17	$12,382	$12,393
Aug 17	$12,406	$12,416
Sep 17	$12,713	$12,719
Oct 17	$12,989	$12,995
Nov 17	$13,388	$13,389
Dec 17	$13,522	$13,524
Jan 18	$14,238	$14,242
Feb 18	$13,713	$13,714
Mar 18	$13,440	$13,442
Apr 18	$13,489	$13,490
May 18	$13,869	$13,871
Jun 18	$13,960	$13,963
Jul 18	$14,429	$14,430
Aug 18	$14,930	$14,932
Sep 18	$14,952	$14,955
Oct 18	$13,848	$13,848
Nov 18	$14,126	$14,125
Dec 18	$12,810	$12,808
Jan 19	$13,915	$13,911
Feb 19	$14,401	$14,399
Mar 19	$14,607	$14,606
Apr 19	$15,187	$15,188
May 19	$14,208	$14,208
Jun 19	$15,202	$15,203
Jul 19	$15,425	$15,426
Aug 19	$15,115	$15,115
Sep 19	$15,376	$15,376
Oct 19	$15,701	$15,702
Nov 19	$16,295	$16,297
Dec 19	$16,765	$16,766
Jan 20	$16,742	$16,745
Feb 20	$15,372	$15,374
Mar 20	$13,251	$13,251
Apr 20	$15,007	$15,008
May 20	$15,811	$15,814
Jun 20	$16,175	$16,178
Jul 20	$17,089	$17,093
Aug 20	$18,317	$18,321
Sep 20	$17,641	$17,647
Oct 20	$17,265	$17,271
Nov 20	$19,378	$19,382
Dec 20	$20,243	$20,251
Jan 21	$20,173	$20,186
Feb 21	$20,818	$20,832
Mar 21	$21,543	$21,557
Apr 21	$22,652	$22,664
May 21	$22,753	$22,767
Jun 21	$23,330	$23,344
Jul 21	$23,731	$23,746
Aug 21	$24,409	$24,425
Sep 21	$23,300	$23,316
Oct 21	$24,866	$24,882
Nov 21	$24,499	$24,516
Dec 21	$25,433	$25,447
Jan 22	$23,910	$23,919
Feb 22	$23,310	$23,318
Mar 22	$24,063	$24,073
Apr 22	$21,893	$21,902
May 22	$21,851	$21,858
Jun 22	$20,014	$20,020
Jul 22	$21,892	$21,898
Aug 22	$21,066	$21,071
Sep 22	$19,101	$19,107
Oct 22	$20,658	$20,666
Nov 22	$21,748	$21,757
Dec 22	$20,470	$20,478
Jan 23	$21,899	$21,906
Feb 23	$21,391	$21,398
Mar 23	$21,955	$21,961
Apr 23	$22,175	$22,181
May 23	$22,271	$22,278
Jun 23	$23,797	$23,804
Jul 23	$24,654	$24,662
Aug 23	$24,174	$24,178
Sep 23	$23,017	$23,021
Oct 23	$22,396	$22,401
Nov 23	$24,505	$24,503
Dec 23	$25,814	$25,814
Jan 24	$26,098	$26,099
Feb 24	$27,514	$27,518
Mar 24	$28,400	$28,407
Apr 24	$27,149	$27,155
May 24	$28,438	$28,444
Jun 24	$29,322	$29,327
Jul 24	$29,861	$29,866
Aug 24	$30,500	$30,506
Sep 24	$31,129	$31,134
Oct 24	$30,907	$30,912
Nov 24	$32,962	$32,971
Dec 24	$31,963	$31,977
Jan 25	$32,945	$32,957
Feb 25	$32,322	$32,335
Mar 25	$30,409	$30,420
Apr 25	$30,197	$30,211
May 25	$32,129	$32,146
Jun 25	$33,774	$33,793
Jul 25	$34,543	$34,564
Aug 25	$35,326	$35,349
Sep 25	$36,542	$36,570
Oct 25	$37,345	$37,374
Nov 25	$37,405	$37,433
Dec 25	$37,404	$37,431
Jan 26	$37,985	$38,014
Feb 26	$37,778	$37,805
Mar 26	$35,915	$35,939

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	18.10%	10.76%	13.64%
S&P Total Market Index...
	18.14	10.76	13.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 79,707,061,773
Holdings Count | Holding	2,494
Advisory Fees Paid, Amount	$ 22,495,596
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$79,707,061,773
Number of Portfolio Holdings...
2,494
Net Investment Advisory Fees...
$22,495,596
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.0%
Financials...
12.9
Industrials...
10.3
Health Care...
10.0
Consumer Discretionary...
9.9
Communication Services...
9.5
Consumer Staples...
5.0
Energy...
4.2
Utilities...
2.5
Materials...
2.4
Real Estate...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.7%
Apple, Inc...
5.9
Microsoft Corp...
4.3
Amazon.com, Inc...
3.2
Alphabet, Inc., Class A...
2.6
Broadcom, Inc...
2.3
Alphabet, Inc., Class C, NVS...
2.1
Meta Platforms, Inc., Class A...
2.0
Tesla, Inc...
1.7
Berkshire Hathaway, Inc., Class B...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012082
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech Sector ETF
Trading Symbol	IGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 30.95%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P North American Expanded Technology Sector Index™ (Spliced) returned 31.46%

What contributed to performance?

Semiconductor stocks were the largest contributors to the Fund's return during the reporting period, driven by robust demand for artificial intelligence ("AI"), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. More broadly, as AI applications have grown more sophisticated, the chips required to power them have become increasingly complex and expensive to produce, a dynamic that has supported strong pricing power and revenue growth across the sector. Technology hardware and equipment stocks also contributed, led by a consumer facing technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildout. Further, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks marginally detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P North American Expanded Technology Sector Index™ (Spliced)
Apr 16	$9,680	$10,062	$9,683
May 16	$10,200	$10,242	$10,208
Jun 16	$9,966	$10,262	$9,977
Jul 16	$10,702	$10,670	$10,719
Aug 16	$10,928	$10,699	$10,951
Sep 16	$11,230	$10,718	$11,259
Oct 16	$11,155	$10,483	$11,188
Nov 16	$11,155	$10,949	$11,190
Dec 16	$11,263	$11,162	$11,304
Jan 17	$11,811	$11,379	$11,859
Feb 17	$12,330	$11,799	$12,385
Mar 17	$12,613	$11,808	$12,673
Apr 17	$12,941	$11,931	$13,008
May 17	$13,514	$12,053	$13,590
Jun 17	$13,201	$12,164	$13,281
Jul 17	$13,768	$12,393	$13,857
Aug 17	$14,059	$12,416	$14,156
Sep 17	$14,202	$12,719	$14,306
Oct 17	$15,271	$12,995	$15,388
Nov 17	$15,451	$13,389	$15,576
Dec 17	$15,444	$13,524	$15,574
Jan 18	$16,918	$14,242	$17,069
Feb 18	$16,987	$13,714	$17,144
Mar 18	$16,457	$13,442	$16,616
Apr 18	$16,584	$13,490	$16,752
May 18	$17,667	$13,871	$17,855
Jun 18	$17,710	$13,963	$17,905
Jul 18	$18,003	$14,430	$18,209
Aug 18	$19,322	$14,932	$19,551
Sep 18	$19,261	$14,955	$19,496
Oct 18	$17,281	$13,848	$17,498
Nov 18	$17,221	$14,125	$17,442
Dec 18	$15,836	$12,808	$16,031
Jan 19	$17,443	$13,911	$17,668
Feb 19	$18,262	$14,399	$18,505
Mar 19	$19,011	$14,606	$19,271
Apr 19	$20,236	$15,188	$20,522
May 19	$18,542	$14,208	$18,808
Jun 19	$19,930	$15,203	$20,223
Jul 19	$20,573	$15,426	$20,882
Aug 19	$20,037	$15,115	$20,345
Sep 19	$20,066	$15,376	$20,382
Oct 19	$20,709	$15,702	$21,044
Nov 19	$21,690	$16,297	$22,050
Dec 19	$22,437	$16,766	$22,818
Jan 20	$23,265	$16,745	$23,669
Feb 20	$21,743	$15,374	$22,128
Mar 20	$19,678	$13,251	$20,035
Apr 20	$22,842	$15,008	$23,264
May 20	$24,556	$15,814	$25,018
Jun 20	$25,943	$16,178	$26,444
Jul 20	$27,670	$17,093	$28,216
Aug 20	$30,436	$18,321	$31,046
Sep 20	$28,719	$17,647	$29,305
Oct 20	$27,936	$17,271	$28,516
Nov 20	$31,156	$19,382	$31,816
Dec 20	$32,522	$20,251	$33,222
Jan 21	$32,267	$20,186	$32,973
Feb 21	$33,321	$20,832	$34,061
Mar 21	$33,553	$21,557	$34,309
Apr 21	$35,667	$22,664	$36,485
May 21	$35,252	$22,767	$36,069
Jun 21	$37,580	$23,344	$38,467
Jul 21	$38,482	$23,746	$39,402
Aug 21	$39,946	$24,425	$40,915
Sep 21	$37,580	$23,316	$38,505
Oct 21	$40,043	$24,882	$41,043
Nov 21	$40,438	$24,516	$41,465
Dec 21	$40,877	$25,447	$41,930
Jan 22	$37,110	$23,919	$38,076
Feb 22	$35,190	$23,318	$36,119
Mar 22	$36,156	$24,073	$37,123
Apr 22	$30,974	$21,902	$31,815
May 22	$30,497	$21,858	$31,334
Jun 22	$27,457	$20,020	$28,220
Jul 22	$30,993	$21,898	$31,866
Aug 22	$29,220	$21,071	$30,053
Sep 22	$25,789	$19,107	$26,533
Oct 22	$26,893	$20,666	$27,678
Nov 22	$28,542	$21,757	$29,387
Dec 22	$26,218	$20,478	$27,004
Jan 23	$29,383	$21,906	$30,275
Feb 23	$28,998	$21,398	$29,887
Mar 23	$31,796	$21,961	$32,783
Apr 23	$31,681	$22,181	$32,675
May 23	$34,906	$22,278	$36,015
Jun 23	$36,818	$23,804	$37,999
Jul 23	$38,683	$24,662	$39,937
Aug 23	$38,177	$24,178	$39,426
Sep 23	$35,894	$23,021	$37,080
Oct 23	$35,085	$22,401	$36,253
Nov 23	$39,680	$24,503	$40,970
Dec 23	$42,123	$25,814	$43,506
Jan 24	$44,000	$26,099	$45,459
Feb 24	$47,514	$27,518	$49,105
Mar 24	$48,638	$28,407	$50,283
Apr 24	$46,134	$27,155	$47,712
May 24	$49,294	$28,444	$50,996
Jun 24	$53,248	$29,327	$55,105
Jul 24	$51,823	$29,866	$53,649
Aug 24	$52,618	$30,506	$54,489
Sep 24	$54,233	$31,134	$56,181
Oct 24	$54,013	$30,912	$55,972
Nov 24	$57,241	$32,971	$59,337
Dec 24	$57,689	$31,977	$59,824
Jan 25	$59,385	$32,957	$61,605
Feb 25	$56,622	$32,335	$58,752
Mar 25	$51,277	$30,420	$53,222
Apr 25	$52,506	$30,211	$54,515
May 25	$58,112	$32,146	$60,356
Jun 25	$63,583	$33,793	$66,061
Jul 25	$65,646	$34,564	$68,228
Aug 25	$66,375	$35,349	$69,006
Sep 25	$71,368	$36,570	$74,221
Oct 25	$75,837	$37,374	$78,897
Nov 25	$73,884	$37,433	$76,888
Dec 25	$73,164	$37,431	$76,162
Jan 26	$73,092	$38,014	$76,109
Feb 26	$70,379	$37,805	$73,305
Mar 26	$67,150	$35,939	$69,963

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	30.95%	14.88%	20.98%
S&P Total Market Index...
	18.14	10.76	13.65
S&P North American Expanded Technology Sector Index™ (Spliced)...
	31.46	15.32	21.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,748,885,560
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 29,323,603
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,748,885,560
Number of Portfolio Holdings...
293
Net Investment Advisory Fees...
$29,323,603
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
34.3%
Software...
23.2
Interactive Media & Services...
12.9
Technology Hardware, Storage & Peripherals...
11.6
IT Services...
5.4
Electronic Equipment, Instruments & Components...
4.7
Communications Equipment...
4.4
Entertainment...
3.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
8.8%
NVIDIA Corp...
8.5
Microsoft Corp...
8.2
Broadcom, Inc...
8.2
Alphabet, Inc., Class A...
4.7
Meta Platforms, Inc., Class A...
4.2
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
2.7
Micron Technology, Inc...
2.5
Palantir Technologies, Inc., Class A...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012085
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech-Software Sector ETF
Trading Symbol	IGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$36	0.38%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (10.18)%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P North American Expanded Technology Software Index™ (Spliced) returned (9.87)%.

What contributed to performance?

A software company contributed to the Fund’s return during the reporting period amid surging demand for its platforms, which enable organizations to integrate and analyze vast datasets as well as major contract wins.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid growing investor concerns over artificial intelligence (“AI”) tools could disrupt the revenue streams of traditional software business models. Application software companies faced pressure as investors reassessed the sustainability of subscription-based and seat-driven pricing structures in a rapidly evolving AI landscape. In particular, concerns centered on the potential for AI-enabled tools to compress pricing, reduce switching costs, and shift value toward platform providers and infrastructure layers.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P North American Expanded Technology Software Index™ (Spliced)
Apr 16	$9,974	$10,062	$9,978
May 16	$10,550	$10,242	$10,559
Jun 16	$10,452	$10,262	$10,464
Jul 16	$10,958	$10,670	$10,975
Aug 16	$11,188	$10,699	$11,210
Sep 16	$11,292	$10,718	$11,315
Oct 16	$11,180	$10,483	$11,207
Nov 16	$11,119	$10,949	$11,134
Dec 16	$10,822	$11,162	$10,841
Jan 17	$11,657	$11,379	$11,681
Feb 17	$12,212	$11,799	$12,242
Mar 17	$12,582	$11,808	$12,619
Apr 17	$12,999	$11,931	$13,041
May 17	$13,782	$12,053	$13,834
Jun 17	$13,626	$12,164	$13,681
Jul 17	$14,151	$12,393	$14,215
Aug 17	$14,679	$12,416	$14,751
Sep 17	$14,562	$12,719	$14,638
Oct 17	$15,573	$12,995	$15,661
Nov 17	$15,516	$13,389	$15,608
Dec 17	$15,385	$13,524	$15,482
Jan 18	$16,936	$14,242	$17,050
Feb 18	$17,076	$13,714	$17,196
Mar 18	$16,898	$13,442	$17,025
Apr 18	$17,290	$13,490	$17,427
May 18	$18,216	$13,871	$18,367
Jun 18	$18,187	$13,963	$18,345
Jul 18	$18,473	$14,430	$18,640
Aug 18	$20,003	$14,932	$20,195
Sep 18	$20,419	$14,955	$20,621
Oct 18	$18,253	$13,848	$18,440
Nov 18	$18,494	$14,125	$18,691
Dec 18	$17,298	$12,808	$17,392
Jan 19	$19,166	$13,911	$19,278
Feb 19	$20,655	$14,399	$20,782
Mar 19	$21,019	$14,606	$21,161
Apr 19	$22,136	$15,188	$22,295
May 19	$20,584	$14,208	$20,739
Jun 19	$21,800	$15,203	$21,972
Jul 19	$22,148	$15,426	$22,327
Aug 19	$21,540	$15,115	$21,731
Sep 19	$21,134	$15,376	$21,328
Oct 19	$21,435	$15,702	$21,639
Nov 19	$23,138	$16,297	$23,364
Dec 19	$23,242	$16,766	$23,476
Jan 20	$24,806	$16,745	$25,066
Feb 20	$23,425	$15,374	$23,682
Mar 20	$21,046	$13,251	$21,286
Apr 20	$24,164	$15,008	$24,446
May 20	$26,823	$15,814	$27,145
Jun 20	$28,524	$16,178	$28,878
Jul 20	$29,641	$17,093	$30,018
Aug 20	$32,524	$18,321	$32,951
Sep 20	$31,286	$17,647	$31,707
Oct 20	$30,521	$17,271	$30,942
Nov 20	$33,843	$19,382	$34,323
Dec 20	$35,521	$20,251	$36,039
Jan 21	$35,033	$20,186	$35,554
Feb 21	$35,578	$20,832	$36,118
Mar 21	$34,243	$21,557	$34,773
Apr 21	$36,220	$22,664	$36,794
May 21	$36,002	$22,767	$36,584
Jun 21	$39,184	$23,344	$39,833
Jul 21	$40,456	$23,746	$41,144
Aug 21	$42,434	$24,425	$43,171
Sep 21	$40,039	$23,316	$40,748
Oct 21	$44,068	$24,882	$44,865
Nov 21	$41,584	$24,516	$42,347
Dec 21	$39,865	$25,447	$40,609
Jan 22	$35,711	$23,919	$36,390
Feb 22	$34,335	$23,318	$34,998
Mar 22	$34,538	$24,073	$35,217
Apr 22	$30,102	$21,902	$30,704
May 22	$28,688	$21,858	$29,269
Jun 22	$27,069	$20,020	$27,623
Jul 22	$29,629	$21,898	$30,244
Aug 22	$28,219	$21,071	$28,813
Sep 22	$25,121	$19,107	$25,658
Oct 22	$26,879	$20,666	$27,464
Nov 22	$27,299	$21,757	$27,901
Dec 22	$25,685	$20,478	$26,260
Jan 23	$28,328	$21,906	$28,972
Feb 23	$27,961	$21,398	$28,603
Mar 23	$30,549	$21,961	$31,259
Apr 23	$29,761	$22,181	$30,462
May 23	$32,900	$22,278	$33,685
Jun 23	$34,714	$23,804	$35,554
Jul 23	$36,555	$24,662	$37,453
Aug 23	$36,145	$24,178	$37,045
Sep 23	$34,236	$23,021	$35,100
Oct 23	$33,880	$22,401	$34,738
Nov 23	$39,335	$24,503	$40,168
Dec 23	$40,703	$25,814	$41,578
Jan 24	$42,211	$26,099	$43,124
Feb 24	$43,221	$27,518	$44,168
Mar 24	$42,830	$28,407	$43,784
Apr 24	$39,622	$27,155	$40,518
May 24	$39,169	$28,444	$40,064
Jun 24	$43,576	$29,327	$44,587
Jul 24	$42,471	$29,866	$43,470
Aug 24	$43,571	$30,506	$44,611
Sep 24	$44,864	$31,134	$45,947
Oct 24	$45,822	$30,912	$46,944
Nov 24	$52,593	$32,971	$53,898
Dec 24	$50,228	$31,977	$51,490
Jan 25	$51,605	$32,957	$52,917
Feb 25	$48,904	$32,335	$50,158
Mar 25	$44,715	$30,420	$45,878
Apr 25	$48,277	$30,211	$49,551
May 25	$52,065	$32,146	$53,456
Jun 25	$54,995	$33,793	$56,481
Jul 25	$56,033	$34,564	$57,566
Aug 25	$54,244	$35,349	$55,741
Sep 25	$57,716	$36,570	$59,329
Oct 25	$57,981	$37,374	$59,618
Nov 25	$52,248	$37,433	$53,736
Dec 25	$53,049	$37,431	$54,579
Jan 26	$45,280	$38,014	$46,592
Feb 26	$40,937	$37,805	$42,132
Mar 26	$40,163	$35,939	$41,349

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	(10.18)%	3.24%	14.92%
S&P Total Market Index...
	18.14	10.76	13.65
S&P North American Expanded Technology Software Index™ (Spliced)...
	(9.87)	3.52	15.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,748,017,143
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 36,848,664
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,748,017,143
Number of Portfolio Holdings...
117
Net Investment Advisory Fees...
$36,848,664
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
96.4%
Entertainment...
3.4
Interactive Media & Services...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
8.8%
Microsoft Corp...
8.4
Oracle Corp...
8.2
Salesforce, Inc...
7.4
Palo Alto Networks, Inc...
5.5
Intuit, Inc...
4.8
AppLovin Corp., Class A...
4.6
ServiceNow, Inc...
4.4
Adobe, Inc...
4.3
Crowdstrike Holdings, Inc., Class A...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012202
Shareholder Report [Line Items]
Fund Name	iShares Micro-Cap ETF
Trading Symbol	IWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$74	0.60%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 45.49%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Microcap® Index returned 45.78%.

What contributed to performance?

Micro-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s return were biotechnology stocks in the healthcare sector. These firms were supported by innovation, clinical readouts, and favorable regulatory developments. In addition, robust merger-and-acquisition activity provided support, as larger pharmaceutical companies acquired emerging biotechnology firms to bolster their pipelines in advance of looming patent expirations. Also contributing were stocks in the information technology sector, driven by rising AI-related infrastructure demand for specialized memory, data storage, and connectivity solutions. In the industrials sector, firms were supported by U.S. reshoring efforts, infrastructure spending, and strong aerospace and defense demand amid heightened geopolitical tensions.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	45.49%	2.86%	10.16%
Russell 3000 Index...
	18.09	10.87	13.72
Russell MicroCap® Index...
	45.78	3.13	10.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,206,250,711
Holdings Count | Holding	1,310
Advisory Fees Paid, Amount	$ 5,941,451
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,206,250,711
Number of Portfolio Holdings...
1,310
Net Investment Advisory Fees...
$5,941,451
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
29.7%
Financials...
19.5
Information Technology...
16.3
Industrials...
12.9
Energy...
5.7
Consumer Discretionary...
5.4
Materials...
3.9
Real Estate...
2.5
Communication Services...
1.8
Consumer Staples...
1.6
Utilities...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Praxis Precision Medicines, Inc...
1.7%
Applied Digital Corp...
1.2
Applied Optoelectronics, Inc...
1.2
Cogent Biosciences, Inc...
1.1
Terns Pharmaceuticals, Inc...
1.1
Terawulf, Inc...
0.9
Energy Fuels, Inc...
0.9
Cipher Digital, Inc...
0.9
Celcuity, Inc...
0.8
Vistance Networks, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000254700
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq Top 30 Stocks ETF
Trading Symbol	QTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Top 30 Stocks ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 216,708,222
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 383,076
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$216,708,222
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$383,076
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
55.3%
Communication Services...
17.8
Consumer Discretionary...
10.4
Consumer Staples...
9.6
Health Care...
4.0
Materials...
1.8
Industrials...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
11.5%
Apple, Inc...
10.1
Microsoft Corp...
7.4
Amazon.com, Inc...
6.0
Walmart, Inc...
4.6
Alphabet, Inc., Class A...
4.5
Tesla, Inc...
4.4
Alphabet, Inc., Class C, NVS...
4.2
Meta Platforms, Inc., Class A...
4.2
Broadcom, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254699
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq-100 ex Top 30 ETF
Trading Symbol	QNXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq-100 ex Top 30 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 15,749,963
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 31,994
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$15,749,963
Number of Portfolio Holdings...
73
Net Investment Advisory Fees...
$31,994
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.0%
Consumer Discretionary...
17.3
Industrials...
13.9
Health Care...
8.8
Communication Services...
6.7
Utilities...
6.4
Consumer Staples...
5.8
Energy...
2.7
Financials...
1.0
Real Estate...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Booking Holdings, Inc...
3.1%
Palo Alto Networks, Inc...
3.1
AppLovin Corp., Class A...
2.9
Intuit, Inc...
2.8
ASML Holding NV (Registered), NYRS, ADR...
2.7
Vertex Pharmaceuticals, Inc...
2.7
Comcast Corp., Class A...
2.4
Starbucks Corp...
2.4
Constellation Energy Corp...
2.4
Adobe, Inc...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012086
Shareholder Report [Line Items]
Fund Name	iShares North American Natural Resources ETF
Trading Symbol	IGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$45	0.37%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 41.66%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P North American Natural Resources Sector Index™ returned 42.39%.

What contributed to performance?

Energy stocks were the largest contributors to the Fund’s return during the reporting period, benefiting from surging oil prices a late period rise in oil prices as conflict in the Middle East heightened concerns over global supply. Strength was broad-based across the value chain, including integrated producers, exploration and production companies, and downstream operators, as disciplined supply and firm commodity prices supported earnings. In the oil, gas, and consumable fuels subsector, companies generated robust cash flows and continued returning capital to shareholders through dividends and share repurchases. Refining, marketing, and transportation firms also benefited from resilient demand for refined products and stable throughput volumes. In the materials sector, metals and mining companies were supported by rising gold prices due to persistent geopolitical uncertainty, continued central bank buying, and expectations for lower interest rates.

What detracted from performance?

There were no major detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P North American Natural Resources Sector Index™
Apr 16	$11,137	$10,161	$11,145
May 16	$10,851	$10,176	$10,863
Jun 16	$11,232	$10,102	$11,251
Jul 16	$11,252	$10,554	$11,275
Aug 16	$11,273	$10,592	$11,303
Sep 16	$11,692	$10,669	$11,727
Oct 16	$11,299	$10,465	$11,338
Nov 16	$12,174	$10,573	$12,225
Dec 16	$12,261	$10,800	$12,316
Jan 17	$12,172	$11,094	$12,232
Feb 17	$11,797	$11,400	$11,861
Mar 17	$11,726	$11,535	$11,793
Apr 17	$11,367	$11,720	$11,434
May 17	$10,949	$11,959	$11,019
Jun 17	$10,883	$12,032	$10,957
Jul 17	$11,262	$12,361	$11,343
Aug 17	$10,825	$12,406	$10,907
Sep 17	$11,674	$12,670	$11,769
Oct 17	$11,515	$12,928	$11,613
Nov 17	$11,692	$13,182	$11,797
Dec 17	$12,348	$13,398	$12,467
Jan 18	$12,634	$14,119	$12,760
Feb 18	$11,389	$13,533	$11,506
Mar 18	$11,587	$13,282	$11,715
Apr 18	$12,487	$13,402	$12,631
May 18	$12,862	$13,453	$13,013
Jun 18	$12,967	$13,363	$13,126
Jul 18	$13,101	$13,728	$13,269
Aug 18	$12,584	$13,849	$12,751
Sep 18	$12,684	$13,872	$12,857
Oct 18	$11,157	$12,779	$11,316
Nov 18	$10,923	$12,976	$11,081
Dec 18	$9,700	$12,038	$9,840
Jan 19	$10,934	$13,007	$11,101
Feb 19	$11,069	$13,364	$11,243
Mar 19	$11,254	$13,499	$11,436
Apr 19	$11,294	$13,941	$11,481
May 19	$10,215	$13,118	$10,387
Jun 19	$11,081	$13,954	$11,275
Jul 19	$10,824	$13,986	$11,019
Aug 19	$10,268	$13,638	$10,456
Sep 19	$10,570	$13,920	$10,770
Oct 19	$10,436	$14,308	$10,636
Nov 19	$10,599	$14,658	$10,809
Dec 19	$11,347	$15,176	$11,575
Jan 20	$10,404	$14,971	$10,619
Feb 20	$9,130	$13,749	$9,321
Mar 20	$6,354	$11,771	$6,494
Apr 20	$8,063	$13,056	$8,244
May 20	$8,266	$13,664	$8,453
Jun 20	$8,334	$14,100	$8,527
Jul 20	$8,434	$14,811	$8,628
Aug 20	$8,514	$15,713	$8,717
Sep 20	$7,692	$15,227	$7,883
Oct 20	$7,513	$14,902	$7,701
Nov 20	$8,784	$16,802	$9,007
Dec 20	$9,139	$17,637	$9,375
Jan 21	$9,253	$17,609	$9,494
Feb 21	$10,452	$18,091	$10,728
Mar 21	$10,901	$18,539	$11,198
Apr 21	$11,281	$19,333	$11,590
May 21	$12,068	$19,626	$12,408
Jun 21	$12,098	$19,854	$12,443
Jul 21	$11,454	$19,937	$11,787
Aug 21	$11,339	$20,432	$11,672
Sep 21	$11,782	$19,630	$12,134
Oct 21	$12,833	$20,555	$13,216
Nov 21	$12,251	$19,979	$12,623
Dec 21	$12,727	$20,759	$13,120
Jan 22	$14,054	$19,665	$14,495
Feb 22	$15,051	$19,217	$15,529
Mar 22	$16,443	$19,586	$16,974
Apr 22	$15,917	$18,025	$16,436
May 22	$17,508	$18,033	$18,087
Jun 22	$14,707	$16,485	$15,202
Jul 22	$15,796	$17,642	$16,334
Aug 22	$15,886	$17,031	$16,435
Sep 22	$14,370	$15,382	$14,875
Oct 22	$17,064	$16,305	$17,668
Nov 22	$17,718	$17,550	$18,355
Dec 22	$16,972	$16,891	$17,590
Jan 23	$17,812	$18,127	$18,467
Feb 23	$16,497	$17,621	$17,111
Mar 23	$16,475	$18,040	$17,094
Apr 23	$16,762	$18,265	$17,398
May 23	$15,313	$18,045	$15,901
Jun 23	$16,434	$19,093	$17,073
Jul 23	$17,641	$19,825	$18,335
Aug 23	$17,727	$19,247	$18,434
Sep 23	$17,735	$18,449	$18,451
Oct 23	$17,015	$17,826	$17,707
Nov 23	$17,328	$19,467	$18,044
Dec 23	$17,502	$20,492	$18,233
Jan 24	$17,157	$20,529	$17,881
Feb 24	$17,590	$21,397	$18,341
Mar 24	$19,433	$22,064	$20,272
Apr 24	$19,282	$21,322	$20,122
May 24	$19,654	$22,172	$20,522
Jun 24	$19,131	$22,562	$19,984
Jul 24	$19,809	$23,036	$20,699
Aug 24	$19,574	$23,560	$20,463
Sep 24	$19,299	$24,119	$20,186
Oct 24	$19,467	$23,562	$20,369
Nov 24	$20,694	$24,472	$21,663
Dec 24	$18,820	$23,820	$19,712
Jan 25	$19,350	$24,580	$20,274
Feb 25	$19,607	$24,360	$20,551
Mar 25	$20,139	$23,428	$21,118
Apr 25	$18,490	$23,652	$19,397
May 25	$18,912	$25,016	$19,851
Jun 25	$19,721	$26,146	$20,711
Jul 25	$20,086	$26,502	$21,101
Aug 25	$21,386	$27,248	$22,476
Sep 25	$22,003	$28,166	$23,139
Oct 25	$21,375	$28,727	$22,484
Nov 25	$22,460	$28,753	$23,637
Dec 25	$22,673	$29,050	$23,873
Jan 26	$25,383	$29,995	$26,733
Feb 26	$28,330	$30,490	$29,852
Mar 26	$28,528	$28,242	$30,071

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	41.66%	21.22%	11.05%
S&P Global Broad Market Index (Net)...
	20.55	8.78	10.94
S&P North American Natural Resources Sector Index™...
	42.39	21.84	11.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 915,662,533
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 2,491,648
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$915,662,533
Number of Portfolio Holdings...
140
Net Investment Advisory Fees...
$2,491,648
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
65.0%
Metals & Mining...
19.5
Energy Equipment & Services...
6.8
Construction Materials...
4.7
Containers & Packaging...
3.8
Paper & Forest Products...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.9%
Chevron Corp...
10.0
ConocoPhillips...
4.1
Newmont Corp...
3.0
Enbridge, Inc...
3.0
Agnico Eagle Mines Ltd...
2.6
Canadian Natural Resources Ltd...
2.6
Williams Cos., Inc. (The)...
2.3
Freeport-McMoRan, Inc...
2.2
Suncor Energy, Inc...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012074
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 ETF
Trading Symbol	IWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 25.57%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Index returned 25.72%.

What contributed to performance?

Small-cap stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, driven by strong demand tied to data-center expansion, electrification, defense spending, and a rebound in manufacturing activity. In the healthcare sector, biotechnology firms were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. Across the information technology sector, companies were supported by sustained investor enthusiasm for artificial intelligence related names.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 3000 Index	Russell 2000 Index
Apr 16	$10,158	$10,062	$10,157
May 16	$10,387	$10,242	$10,386
Jun 16	$10,381	$10,263	$10,379
Jul 16	$11,001	$10,670	$10,999
Aug 16	$11,194	$10,698	$11,193
Sep 16	$11,319	$10,714	$11,318
Oct 16	$10,784	$10,483	$10,780
Nov 16	$11,986	$10,952	$11,982
Dec 16	$12,320	$11,165	$12,318
Jan 17	$12,369	$11,376	$12,366
Feb 17	$12,607	$11,799	$12,605
Mar 17	$12,625	$11,807	$12,622
Apr 17	$12,764	$11,932	$12,760
May 17	$12,505	$12,054	$12,500
Jun 17	$12,936	$12,163	$12,933
Jul 17	$13,033	$12,392	$13,029
Aug 17	$12,867	$12,416	$12,863
Sep 17	$13,670	$12,719	$13,666
Oct 17	$13,785	$12,996	$13,782
Nov 17	$14,181	$13,391	$14,179
Dec 17	$14,125	$13,525	$14,122
Jan 18	$14,495	$14,238	$14,491
Feb 18	$13,935	$13,713	$13,930
Mar 18	$14,114	$13,438	$14,110
Apr 18	$14,237	$13,489	$14,232
May 18	$15,101	$13,869	$15,096
Jun 18	$15,206	$13,960	$15,204
Jul 18	$15,471	$14,423	$15,469
Aug 18	$16,138	$14,930	$16,136
Sep 18	$15,751	$14,955	$15,748
Oct 18	$14,040	$13,853	$14,038
Nov 18	$14,262	$14,131	$14,261
Dec 18	$12,568	$12,816	$12,567
Jan 19	$13,981	$13,916	$13,980
Feb 19	$14,707	$14,405	$14,707
Mar 19	$14,397	$14,616	$14,399
Apr 19	$14,885	$15,199	$14,889
May 19	$13,727	$14,216	$13,731
Jun 19	$14,696	$15,214	$14,701
Jul 19	$14,780	$15,440	$14,786
Aug 19	$14,050	$15,125	$14,056
Sep 19	$14,340	$15,391	$14,348
Oct 19	$14,717	$15,722	$14,726
Nov 19	$15,322	$16,320	$15,332
Dec 19	$15,763	$16,791	$15,774
Jan 20	$15,257	$16,773	$15,268
Feb 20	$13,972	$15,400	$13,983
Mar 20	$10,936	$13,282	$10,945
Apr 20	$12,441	$15,041	$12,448
May 20	$13,253	$15,845	$13,258
Jun 20	$13,715	$16,207	$13,727
Jul 20	$14,093	$17,128	$14,107
Aug 20	$14,888	$18,369	$14,902
Sep 20	$14,388	$17,700	$14,404
Oct 20	$14,688	$17,318	$14,706
Nov 20	$17,397	$19,425	$17,416
Dec 20	$18,899	$20,298	$18,923
Jan 21	$19,845	$20,208	$19,875
Feb 21	$21,080	$20,840	$21,114
Mar 21	$21,289	$21,587	$21,326
Apr 21	$21,735	$22,700	$21,774
May 21	$21,778	$22,803	$21,819
Jun 21	$22,196	$23,365	$22,241
Jul 21	$21,394	$23,761	$21,438
Aug 21	$21,869	$24,438	$21,918
Sep 21	$21,218	$23,342	$21,272
Oct 21	$22,119	$24,920	$22,177
Nov 21	$21,192	$24,541	$21,252
Dec 21	$21,662	$25,507	$21,727
Jan 22	$19,577	$24,006	$19,635
Feb 22	$19,784	$23,402	$19,845
Mar 22	$20,030	$24,161	$20,092
Apr 22	$18,044	$21,993	$18,101
May 22	$18,069	$21,963	$18,128
Jun 22	$16,579	$20,126	$16,637
Jul 22	$18,309	$22,014	$18,374
Aug 22	$17,938	$21,192	$17,998
Sep 22	$16,218	$19,227	$16,273
Oct 22	$18,001	$20,804	$18,065
Nov 22	$18,421	$21,890	$18,487
Dec 22	$17,225	$20,608	$17,287
Jan 23	$18,908	$22,027	$18,972
Feb 23	$18,590	$21,513	$18,651
Mar 23	$17,701	$22,088	$17,760
Apr 23	$17,382	$22,323	$17,441
May 23	$17,220	$22,410	$17,280
Jun 23	$18,612	$23,940	$18,685
Jul 23	$19,740	$24,798	$19,827
Aug 23	$18,750	$24,320	$18,835
Sep 23	$17,645	$23,161	$17,726
Oct 23	$16,443	$22,547	$16,518
Nov 23	$17,932	$24,650	$18,013
Dec 23	$20,120	$25,957	$20,213
Jan 24	$19,336	$26,245	$19,427
Feb 24	$20,427	$27,666	$20,526
Mar 24	$21,155	$28,558	$21,260
Apr 24	$19,664	$27,301	$19,764
May 24	$20,648	$28,591	$20,756
Jun 24	$20,457	$29,476	$20,564
Jul 24	$22,525	$30,024	$22,653
Aug 24	$22,185	$30,678	$22,314
Sep 24	$22,339	$31,313	$22,470
Oct 24	$22,014	$31,083	$22,146
Nov 24	$24,427	$33,150	$24,575
Dec 24	$22,405	$32,137	$22,546
Jan 25	$22,987	$33,152	$23,137
Feb 25	$21,762	$32,516	$21,899
Mar 25	$20,280	$30,620	$20,409
Apr 25	$19,814	$30,414	$19,937
May 25	$20,870	$32,342	$21,002
Jun 25	$21,996	$33,985	$22,143
Jul 25	$22,374	$34,733	$22,527
Aug 25	$23,968	$35,537	$24,137
Sep 25	$24,716	$36,764	$24,888
Oct 25	$25,161	$37,552	$25,338
Nov 25	$25,402	$37,655	$25,581
Dec 25	$25,248	$37,647	$25,433
Jan 26	$26,600	$38,231	$26,794
Feb 26	$26,815	$38,049	$27,010
Mar 26	$25,465	$36,157	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.57%	3.65%	9.80%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Index...
	25.72	3.77	9.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 71,335,924,545
Holdings Count | Holding	1,945
Advisory Fees Paid, Amount	$ 127,933,830
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$71,335,924,545
Number of Portfolio Holdings...
1,945
Net Investment Advisory Fees...
$127,933,830
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.3%
Health Care...
17.7
Financials...
17.1
Information Technology...
14.1
Consumer Discretionary...
8.4
Energy...
6.7
Real Estate...
5.3
Materials...
4.9
Utilities...
3.1
Communication Services...
2.6
Consumer Staples...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Bloom Energy Corp., Class A...
1.0%
Coeur Mining, Inc...
0.7
Fabrinet...
0.6
Nextpower, Inc., Class A...
0.6
EchoStar Corp., Class A...
0.5
Credo Technology Group Holding Ltd...
0.5
Kratos Defense & Security Solutions, Inc...
0.4
Advanced Energy Industries, Inc...
0.4
Sterling Infrastructure, Inc...
0.4
Hecla Mining Co...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012073
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Growth ETF
Trading Symbol	IWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 23.46%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Growth Index returned 23.58%.

What contributed to performance?

Small-cap growth stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, driven by strong demand tied to data-center expansion, electrification, defense spending, and a rebound in manufacturing activity. These tailwinds boosted order activity, revenue growth, and investor sentiment across the sector. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. In the information technology sector, companies rallied on strong artificial intelligence and data center demand.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over artificial intelligence tools disrupting the revenue streams of traditional software models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 3000 Index	Russell 2000 Growth Index
Apr 16	$10,101	$10,062	$10,100
May 16	$10,374	$10,242	$10,372
Jun 16	$10,326	$10,263	$10,324
Jul 16	$11,003	$10,670	$10,999
Aug 16	$11,121	$10,698	$11,116
Sep 16	$11,281	$10,714	$11,276
Oct 16	$10,582	$10,483	$10,575
Nov 16	$11,530	$10,952	$11,522
Dec 16	$11,688	$11,165	$11,679
Jan 17	$11,879	$11,376	$11,868
Feb 17	$12,170	$11,799	$12,159
Mar 17	$12,316	$11,807	$12,303
Apr 17	$12,543	$11,932	$12,530
May 17	$12,431	$12,054	$12,416
Jun 17	$12,858	$12,163	$12,843
Jul 17	$12,969	$12,392	$12,953
Aug 17	$12,955	$12,416	$12,938
Sep 17	$13,660	$12,719	$13,642
Oct 17	$13,872	$12,996	$13,853
Nov 17	$14,271	$13,391	$14,251
Dec 17	$14,287	$13,525	$14,268
Jan 18	$14,845	$14,238	$14,824
Feb 18	$14,421	$13,713	$14,402
Mar 18	$14,616	$13,438	$14,596
Apr 18	$14,629	$13,489	$14,610
May 18	$15,550	$13,869	$15,530
Jun 18	$15,669	$13,960	$15,651
Jul 18	$15,939	$14,423	$15,920
Aug 18	$16,933	$14,930	$16,911
Sep 18	$16,537	$14,955	$16,516
Oct 18	$14,444	$13,853	$14,426
Nov 18	$14,669	$14,131	$14,651
Dec 18	$12,954	$12,816	$12,939
Jan 19	$14,450	$13,916	$14,434
Feb 19	$15,382	$14,405	$15,366
Mar 19	$15,173	$14,616	$15,158
Apr 19	$15,634	$15,199	$15,620
May 19	$14,473	$14,216	$14,461
Jun 19	$15,588	$15,214	$15,574
Jul 19	$15,740	$15,440	$15,727
Aug 19	$15,061	$15,125	$15,048
Sep 19	$14,938	$15,391	$14,925
Oct 19	$15,364	$15,722	$15,349
Nov 19	$16,268	$16,320	$16,253
Dec 19	$16,641	$16,791	$16,625
Jan 20	$16,457	$16,773	$16,442
Feb 20	$15,268	$15,400	$15,255
Mar 20	$12,349	$13,282	$12,342
Apr 20	$14,192	$15,041	$14,180
May 20	$15,534	$15,845	$15,520
Jun 20	$16,126	$16,207	$16,116
Jul 20	$16,678	$17,128	$16,670
Aug 20	$17,655	$18,369	$17,648
Sep 20	$17,275	$17,700	$17,270
Oct 20	$17,407	$17,318	$17,401
Nov 20	$20,474	$19,425	$20,469
Dec 20	$22,386	$20,298	$22,383
Jan 21	$23,464	$20,208	$23,462
Feb 21	$24,236	$20,840	$24,237
Mar 21	$23,470	$21,587	$23,474
Apr 21	$23,978	$22,700	$23,986
May 21	$23,293	$22,803	$23,301
Jun 21	$24,378	$23,365	$24,394
Jul 21	$23,490	$23,761	$23,505
Aug 21	$23,914	$24,438	$23,932
Sep 21	$22,996	$23,342	$23,015
Oct 21	$24,071	$24,920	$24,092
Nov 21	$22,892	$24,541	$22,916
Dec 21	$22,991	$25,507	$23,017
Jan 22	$19,908	$24,006	$19,932
Feb 22	$19,995	$23,402	$20,019
Mar 22	$20,085	$24,161	$20,111
Apr 22	$17,622	$21,993	$17,643
May 22	$17,290	$21,963	$17,310
Jun 22	$16,218	$20,126	$16,239
Jul 22	$18,037	$22,014	$18,057
Aug 22	$17,872	$21,192	$17,887
Sep 22	$16,265	$19,227	$16,278
Oct 22	$17,806	$20,804	$17,823
Nov 22	$18,097	$21,890	$18,113
Dec 22	$16,937	$20,608	$16,950
Jan 23	$18,625	$22,027	$18,637
Feb 23	$18,424	$21,513	$18,435
Mar 23	$17,966	$22,088	$17,980
Apr 23	$17,760	$22,323	$17,771
May 23	$17,761	$22,410	$17,774
Jun 23	$19,226	$23,940	$19,248
Jul 23	$20,118	$24,798	$20,148
Aug 23	$19,070	$24,320	$19,099
Sep 23	$17,812	$23,161	$17,839
Oct 23	$16,438	$22,547	$16,463
Nov 23	$17,935	$24,650	$17,962
Dec 23	$20,083	$25,957	$20,113
Jan 24	$19,439	$26,245	$19,468
Feb 24	$21,016	$27,666	$21,049
Mar 24	$21,601	$28,558	$21,638
Apr 24	$19,936	$27,301	$19,972
May 24	$21,000	$28,591	$21,042
Jun 24	$20,963	$29,476	$21,006
Jul 24	$22,676	$30,024	$22,726
Aug 24	$22,426	$30,678	$22,474
Sep 24	$22,723	$31,313	$22,773
Oct 24	$22,421	$31,083	$22,471
Nov 24	$25,168	$33,150	$25,226
Dec 24	$23,104	$32,137	$23,161
Jan 25	$23,831	$33,152	$23,893
Feb 25	$22,219	$32,516	$22,276
Mar 25	$20,535	$30,620	$20,587
Apr 25	$20,402	$30,414	$20,455
May 25	$21,708	$32,342	$21,768
Jun 25	$22,979	$33,985	$23,050
Jul 25	$23,367	$34,733	$23,443
Aug 25	$24,749	$35,537	$24,829
Sep 25	$25,778	$36,764	$25,861
Oct 25	$26,612	$37,552	$26,697
Nov 25	$26,431	$37,655	$26,515
Dec 25	$26,088	$37,647	$26,175
Jan 26	$27,124	$38,231	$27,216
Feb 26	$27,059	$38,049	$27,150
Mar 26	$25,352	$36,157	$25,440

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	23.46%	1.55%	9.75%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Growth Index...
	23.58	1.62	9.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,167,139,401
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 29,120,812
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$12,167,139,401
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$29,120,812
Portfolio Turnover Rate...
32%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.5%
Industrials...
23.8
Information Technology...
19.8
Financials...
9.5
Consumer Discretionary...
7.6
Materials...
4.2
Energy...
3.7
Communication Services...
2.3
Real Estate...
2.1
Consumer Staples...
2.0
Utilities...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Bloom Energy Corp., Class A...
2.0%
Fabrinet...
1.3
Credo Technology Group Holding Ltd...
1.0
Nextpower, Inc., Class A...
0.9
Kratos Defense & Security Solutions, Inc...
0.9
Advanced Energy Industries, Inc...
0.8
Sterling Infrastructure, Inc...
0.8
Bridgebio Pharma, Inc...
0.8
Guardant Health, Inc...
0.8
Modine Manufacturing Co...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012072
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Value ETF
Trading Symbol	IWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 27.85%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Value Index returned 28.09%.

What contributed to performance?

Small-cap value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. Energy stocks were the largest contributor to the Fund’s return, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. In the financials sector, regional banks benefited from improving loan quality and stable deposit flows, and as the Federal Reserve held rates steady before gradually cutting. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. Information technology stocks rallied on strong artificial intelligence and data center demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 3000 Index	Russell 2000 Value Index
Apr 16	$10,210	$10,062	$10,212
May 16	$10,397	$10,242	$10,399
Jun 16	$10,431	$10,263	$10,431
Jul 16	$10,993	$10,670	$10,993
Aug 16	$11,257	$10,698	$11,267
Sep 16	$11,345	$10,714	$11,355
Oct 16	$10,976	$10,483	$10,982
Nov 16	$12,433	$10,952	$12,440
Dec 16	$12,943	$11,165	$12,954
Jan 17	$12,851	$11,376	$12,861
Feb 17	$13,034	$11,799	$13,047
Mar 17	$12,925	$11,807	$12,937
Apr 17	$12,977	$11,932	$12,988
May 17	$12,572	$12,054	$12,583
Jun 17	$13,011	$12,163	$13,023
Jul 17	$13,091	$12,392	$13,106
Aug 17	$12,768	$12,416	$12,784
Sep 17	$13,671	$12,719	$13,689
Oct 17	$13,687	$12,996	$13,707
Nov 17	$14,078	$13,391	$14,103
Dec 17	$13,944	$13,525	$13,969
Jan 18	$14,117	$14,238	$14,141
Feb 18	$13,413	$13,713	$13,434
Mar 18	$13,578	$13,438	$13,600
Apr 18	$13,811	$13,489	$13,836
May 18	$14,611	$13,869	$14,641
Jun 18	$14,697	$13,960	$14,729
Jul 18	$14,956	$14,423	$14,989
Aug 18	$15,310	$14,930	$15,346
Sep 18	$14,929	$14,955	$14,966
Oct 18	$13,590	$13,853	$13,626
Nov 18	$13,808	$14,131	$13,845
Dec 18	$12,140	$12,816	$12,172
Jan 19	$13,467	$13,916	$13,503
Feb 19	$13,988	$14,405	$14,028
Mar 19	$13,583	$14,616	$13,624
Apr 19	$14,095	$15,199	$14,139
May 19	$12,941	$14,216	$12,984
Jun 19	$13,762	$15,214	$13,811
Jul 19	$13,781	$15,440	$13,833
Aug 19	$13,010	$15,125	$13,061
Sep 19	$13,676	$15,391	$13,732
Oct 19	$14,005	$15,722	$14,064
Nov 19	$14,331	$16,320	$14,394
Dec 19	$14,831	$16,791	$14,898
Jan 20	$14,030	$16,773	$14,094
Feb 20	$12,666	$15,400	$12,725
Mar 20	$9,537	$13,282	$9,585
Apr 20	$10,712	$15,041	$10,767
May 20	$11,026	$15,845	$11,076
Jun 20	$11,338	$16,207	$11,397
Jul 20	$11,571	$17,128	$11,632
Aug 20	$12,196	$18,369	$12,259
Sep 20	$11,628	$17,700	$11,688
Oct 20	$12,042	$17,318	$12,107
Nov 20	$14,364	$19,425	$14,444
Dec 20	$15,499	$20,298	$15,588
Jan 21	$16,309	$20,208	$16,408
Feb 21	$17,843	$20,840	$17,950
Mar 21	$18,768	$21,587	$18,888
Apr 21	$19,146	$22,700	$19,270
May 21	$19,735	$22,803	$19,869
Jun 21	$19,611	$23,365	$19,749
Jul 21	$18,906	$23,761	$19,042
Aug 21	$19,408	$24,438	$19,552
Sep 21	$19,016	$23,342	$19,160
Oct 21	$19,737	$24,920	$19,891
Nov 21	$19,058	$24,541	$19,211
Dec 21	$19,831	$25,507	$19,995
Jan 22	$18,671	$24,006	$18,829
Feb 22	$18,976	$23,402	$19,141
Mar 22	$19,343	$24,161	$19,515
Apr 22	$17,836	$21,993	$18,001
May 22	$18,177	$21,963	$18,346
Jun 22	$16,375	$20,126	$16,534
Jul 22	$17,961	$22,014	$18,134
Aug 22	$17,394	$21,192	$17,561
Sep 22	$15,618	$19,227	$15,772
Oct 22	$17,581	$20,804	$17,757
Nov 22	$18,112	$21,890	$18,300
Dec 22	$16,922	$20,608	$17,099
Jan 23	$18,542	$22,027	$18,731
Feb 23	$18,116	$21,513	$18,299
Mar 23	$16,821	$22,088	$16,987
Apr 23	$16,398	$22,323	$16,563
May 23	$16,075	$22,410	$16,237
Jun 23	$17,341	$23,940	$17,527
Jul 23	$18,631	$24,798	$18,850
Aug 23	$17,731	$24,320	$17,943
Sep 23	$16,806	$23,161	$17,008
Oct 23	$15,804	$22,547	$15,994
Nov 23	$17,224	$24,650	$17,433
Dec 23	$19,362	$25,957	$19,603
Jan 24	$18,477	$26,245	$18,713
Feb 24	$19,078	$27,666	$19,325
Mar 24	$19,908	$28,558	$20,172
Apr 24	$18,635	$27,301	$18,887
May 24	$19,504	$28,591	$19,770
Jun 24	$19,173	$29,476	$19,437
Jul 24	$21,493	$30,024	$21,805
Aug 24	$21,085	$30,678	$21,396
Sep 24	$21,095	$31,313	$21,410
Oct 24	$20,761	$31,083	$21,075
Nov 24	$22,761	$33,150	$23,108
Dec 24	$20,861	$32,137	$21,182
Jan 25	$21,288	$33,152	$21,617
Feb 25	$20,471	$32,516	$20,790
Mar 25	$19,239	$30,620	$19,542
Apr 25	$18,467	$30,414	$18,757
May 25	$19,241	$32,342	$19,545
Jun 25	$20,187	$33,985	$20,513
Jul 25	$20,538	$34,733	$20,875
Aug 25	$22,273	$35,537	$22,643
Sep 25	$22,719	$36,764	$23,098
Oct 25	$22,775	$37,552	$23,156
Nov 25	$23,413	$37,655	$23,807
Dec 25	$23,448	$37,647	$23,850
Jan 26	$25,054	$38,231	$25,486
Feb 26	$25,534	$38,049	$25,977
Mar 26	$24,597	$36,157	$25,032

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	27.85%	5.56%	9.42%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Value Index...
	28.09	5.79	9.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,461,018,986
Holdings Count | Holding	1,411
Advisory Fees Paid, Amount	$ 27,474,511
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$12,461,018,986
Number of Portfolio Holdings...
1,411
Net Investment Advisory Fees...
$27,474,511
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.9%
Industrials...
12.5
Health Care...
10.8
Energy...
9.8
Consumer Discretionary...
9.2
Real Estate...
8.7
Information Technology...
8.2
Utilities...
5.7
Materials...
5.7
Communication Services...
2.9
Consumer Staples...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
EchoStar Corp., Class A...
1.1%
TTM Technologies, Inc...
0.7
Coeur Mining, Inc...
0.7
Hecla Mining Co...
0.6
SM Energy Co...
0.5
Praxis Precision Medicines, Inc...
0.5
Fluor Corp...
0.5
UMB Financial Corp...
0.5
CareTrust REIT, Inc...
0.5
Vaxcyte, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000183467
Shareholder Report [Line Items]
Fund Name	iShares Russell 2500 ETF
Trading Symbol	SMMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 23.40%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 2500™ Index returned 23.45%.

What contributed to performance?

Small and mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s performance were concentrated in the industrials sector, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Notably, a provider of mechanical, electrical, and plumbing services benefited from stronger construction and facilities maintenance activity in commercial, industrial, and data centers. In the information technology sector, firms that provide technology hardware and equipment were supported by surging AI data demand, boosting the need for specialized components. Biotechnology stocks in the healthcare sector were driven by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments.

What detracted from performance?

During the reporting period, several software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	23.40%	5.44%	9.57%
Russell 3000 Index...
	18.09	10.87	13.37
Russell 2500™ Index...
	23.45	5.48	9.59

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,604,820,206
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 1,254,838
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,604,820,206
Number of Portfolio Holdings...
498
Net Investment Advisory Fees...
$1,254,838
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.7%
Industrials...
13.9
Information Technology...
9.1
Financials...
8.1
Consumer Discretionary...
6.7
Health Care...
5.2
Real Estate...
3.8
Materials...
3.4
Consumer Staples...
2.4
Energy...
2.4
OtherFootnote Reference(b)...
3.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.7%
Sandisk Corp...
1.3
Ciena Corp...
0.8
Lumentum Holdings, Inc...
0.7
Comfort Systems USA, Inc...
0.7
Coherent Corp...
0.6
Insmed, Inc...
0.5
EMCOR Group, Inc...
0.5
Rocket Lab Corp...
0.5
Tapestry, Inc...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]
C000012068
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap ETF
Trading Symbol	IWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 15.83%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Midcap® Index returned 15.98%.

What contributed to performance?

Mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s performance were concentrated in the information technology sector. Firms that provide semiconductor and semiconductor equipment, as well as technology hardware and equipment, were supported by surging AI data demand for high bandwidth memory, advanced storage, and faster connections. Additionally, the industrials sector gained, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Meanwhile, firms in the energy sector benefited from strong oil‑refining profits, and support from geopolitical worries around oil supply.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	15.83%	7.10%	10.74%
Russell 3000 Index...
	18.09	10.87	13.72
Russell Midcap® Index...
	15.98	7.26	10.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 48,234,782,947
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 80,108,137
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$48,234,782,947
Number of Portfolio Holdings...
813
Net Investment Advisory Fees...
$80,108,137
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.0%
Financials...
13.6
Information Technology...
13.0
Consumer Discretionary...
10.7
Health Care...
9.3
Energy...
7.5
Real Estate...
6.7
Utilities...
6.5
Materials...
5.5
Consumer Staples...
4.6
Communication Services...
3.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Corning, Inc...
0.8%
Vertiv Holdings Co., Class A...
0.8
Howmet Aerospace, Inc...
0.7
Western Digital Corp...
0.7
Sandisk Corp...
0.7
Bank of New York Mellon Corp. (The)...
0.6
Quanta Services, Inc...
0.6
Valero Energy Corp...
0.6
Cummins, Inc...
0.6
Marathon Petroleum Corp...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012066
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Growth ETF
Trading Symbol	IWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 9.40%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Midcap® Growth Index returned 9.56%.

What contributed to performance?

Mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, advancing due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid heightened geopolitical tensions. In the information technology sector, a software firm that creates enterprise AI experienced significant gains, driven by commercial revenue and government contracts. Further, AI demand supported semiconductor firms that design and manufacture advanced logic and memory chips used in AI workloads. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments.

What detracted from performance?

During the reporting period, the communication sector detracted from the Fund’s performance. A company that offers agencies and advertisers the technology to manage digital campaigns was negatively impacted amid an escalating client dispute related to transparency concerns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.40%	5.17%	11.46%
Russell 3000 Index...
	18.09	10.87	13.72
Russell MidCap® Growth Index...
	9.56	5.37	11.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 18,623,853,015
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 44,454,109
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,623,853,015
Number of Portfolio Holdings...
281
Net Investment Advisory Fees...
$44,454,109
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
24.5%
Consumer Discretionary...
21.1
Information Technology...
15.5
Health Care...
14.9
Financials...
8.5
Communication Services...
5.0
Energy...
4.1
Utilities...
2.9
Consumer Staples...
1.7
Real Estate...
1.4
Materials...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertiv Holdings Co., Class A...
3.4%
Howmet Aerospace, Inc...
3.3
Royal Caribbean Cruises Ltd...
2.5
Hilton Worldwide Holdings, Inc...
2.5
Cloudflare, Inc., Class A...
2.3
Quanta Services, Inc...
2.3
Cencora, Inc...
2.1
Targa Resources Corp...
1.9
Vistra Corp...
1.8
Monolithic Power Systems, Inc...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
S000091281
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 3% Capped ETF
Trading Symbol	TOPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 3% Capped ETF (the “Fund”) for the period of April 15, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 3% Capped ETF	$10Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.09%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 24,018,392
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 12,069
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,018,392
Number of Portfolio Holdings...
505
Net Investment Advisory Fees...
$12,069
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.9%
Financials...
15.0
Health Care...
11.3
Industrials...
10.7
Consumer Discretionary...
10.5
Communication Services...
8.7
Consumer Staples...
6.3
Energy...
4.8
Utilities...
3.0
Materials...
2.5
Real Estate...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
3.0%
Apple, Inc...
3.0
NVIDIA Corp...
2.9
Microsoft Corp...
2.8
Broadcom, Inc...
2.8
Meta Platforms, Inc., Class A...
2.7
Tesla, Inc...
2.2
Berkshire Hathaway, Inc., Class B...
1.9
JPMorgan Chase & Co...
1.7
Alphabet, Inc., Class A...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

S000093347
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 ex S&P 100 ETF
Trading Symbol	XOEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 ex S&P 100 ETF (the “Fund”) for the period of July 8, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 ex S&P 100 ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 15	[3]
Expense Ratio, Percent	0.20%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 18,999,167
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 22,550
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,999,167
Number of Portfolio Holdings...
404
Net Investment Advisory Fees...
$22,550
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
17.3%
Industrials...
17.2
Financials...
16.0
Health Care...
10.0
Consumer Discretionary...
8.9
Utilities...
6.5
Energy...
6.3
Real Estate...
6.1
Materials...
6.0
Consumer Staples...
3.8
Communication Services...
1.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
KLA Corp...
1.2%
TJX Cos., Inc. (The)...
1.1
Amphenol Corp., Class A...
1.0
Analog Devices, Inc...
1.0
Eaton Corp. plc...
0.9
Welltower, Inc...
0.9
S&P Global, Inc...
0.8
Palo Alto Networks, Inc...
0.8
Arista Networks, Inc...
0.8
Prologis, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012038
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Growth ETF
Trading Symbol	IJK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 21.65%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Growth Index™ returned 21.85%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial-intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. The largest contributors to the Fund’s return were industrials stocks, driven primarily by surging demand for data center construction, power infrastructure, and electrical systems as AI-related capital spending accelerated. Defense-oriented names also benefited from rising global defense budgets, with companies exposed to aerospace and advanced materials gaining on robust order backlogs and earnings beats. Technology hardware and equipment stocks contributed due to substantial AI data center demand increasing the needs for specialized components. Semiconductor firms gained, as they supported the complex assembly and precision manufacturing required to scale AI accelerators. Energy stocks were supported by offshore drilling demand, record subsea equipment orders, acquisition activity, and international oilfield service expansion amid sustained crude prices.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P MidCap 400 Growth Index™
Apr 16	$10,066	$10,062	$10,068
May 16	$10,395	$10,242	$10,399
Jun 16	$10,429	$10,262	$10,435
Jul 16	$10,898	$10,670	$10,907
Aug 16	$10,963	$10,699	$10,974
Sep 16	$10,811	$10,718	$10,824
Oct 16	$10,451	$10,483	$10,464
Nov 16	$11,054	$10,949	$11,070
Dec 16	$11,315	$11,162	$11,336
Jan 17	$11,534	$11,379	$11,557
Feb 17	$11,899	$11,799	$11,925
Mar 17	$11,885	$11,808	$11,913
Apr 17	$12,077	$11,931	$12,108
May 17	$12,130	$12,053	$12,163
Jun 17	$12,268	$12,164	$12,303
Jul 17	$12,364	$12,393	$12,402
Aug 17	$12,235	$12,416	$12,275
Sep 17	$12,652	$12,719	$12,695
Oct 17	$13,085	$12,995	$13,133
Nov 17	$13,560	$13,389	$13,613
Dec 17	$13,539	$13,524	$13,594
Jan 18	$14,125	$14,242	$14,185
Feb 18	$13,579	$13,714	$13,639
Mar 18	$13,716	$13,442	$13,778
Apr 18	$13,562	$13,490	$13,625
May 18	$14,106	$13,871	$14,173
Jun 18	$14,165	$13,963	$14,234
Jul 18	$14,355	$14,430	$14,431
Aug 18	$14,900	$14,932	$14,980
Sep 18	$14,717	$14,955	$14,797
Oct 18	$13,217	$13,848	$13,292
Nov 18	$13,656	$14,125	$13,738
Dec 18	$12,113	$12,808	$12,189
Jan 19	$13,236	$13,911	$13,323
Feb 19	$13,833	$14,399	$13,926
Mar 19	$13,914	$14,606	$14,011
Apr 19	$14,374	$15,188	$14,476
May 19	$13,457	$14,208	$13,555
Jun 19	$14,402	$15,203	$14,510
Jul 19	$14,579	$15,426	$14,692
Aug 19	$14,128	$15,115	$14,239
Sep 19	$14,307	$15,376	$14,422
Oct 19	$14,437	$15,702	$14,556
Nov 19	$14,890	$16,297	$15,016
Dec 19	$15,261	$16,766	$15,393
Jan 20	$15,074	$16,745	$15,207
Feb 20	$13,797	$15,374	$13,921
Mar 20	$11,481	$13,251	$11,587
Apr 20	$13,092	$15,008	$13,215
May 20	$14,257	$15,814	$14,393
Jun 20	$14,446	$16,178	$14,591
Jul 20	$15,328	$17,093	$15,482
Aug 20	$15,828	$18,321	$15,991
Sep 20	$15,450	$17,647	$15,612
Oct 20	$15,626	$17,271	$15,793
Nov 20	$17,572	$19,382	$17,762
Dec 20	$18,692	$20,251	$18,898
Jan 21	$19,036	$20,186	$19,248
Feb 21	$19,815	$20,832	$20,036
Mar 21	$20,284	$21,557	$20,515
Apr 21	$21,124	$22,664	$21,368
May 21	$20,753	$22,767	$20,994
Jun 21	$20,972	$23,344	$21,219
Jul 21	$21,169	$23,746	$21,422
Aug 21	$21,469	$24,425	$21,731
Sep 21	$20,550	$23,316	$20,804
Oct 21	$22,103	$24,882	$22,379
Nov 21	$21,314	$24,516	$21,581
Dec 21	$22,188	$25,447	$22,469
Jan 22	$19,881	$23,919	$20,136
Feb 22	$20,072	$23,318	$20,331
Mar 22	$20,175	$24,073	$20,438
Apr 22	$18,635	$21,902	$18,880
May 22	$18,492	$21,858	$18,740
Jun 22	$16,647	$20,020	$16,869
Jul 22	$18,759	$21,898	$19,010
Aug 22	$18,127	$21,071	$18,369
Sep 22	$16,523	$19,107	$16,744
Oct 22	$18,079	$20,666	$18,323
Nov 22	$19,116	$21,757	$19,375
Dec 22	$17,962	$20,478	$18,208
Jan 23	$19,240	$21,906	$19,504
Feb 23	$19,080	$21,398	$19,344
Mar 23	$18,861	$21,961	$19,126
Apr 23	$18,763	$22,181	$19,028
May 23	$18,238	$22,278	$18,499
Jun 23	$19,823	$23,804	$20,111
Jul 23	$20,573	$24,662	$20,875
Aug 23	$20,142	$24,178	$20,441
Sep 23	$19,174	$23,021	$19,460
Oct 23	$18,241	$22,401	$18,514
Nov 23	$19,624	$24,503	$19,921
Dec 23	$21,074	$25,814	$21,395
Jan 24	$20,993	$26,099	$21,318
Feb 24	$23,027	$27,518	$23,388
Mar 24	$24,352	$28,407	$24,733
Apr 24	$22,889	$27,155	$23,249
May 24	$23,828	$28,444	$24,207
Jun 24	$23,522	$29,327	$23,897
Jul 24	$24,510	$29,866	$24,906
Aug 24	$24,325	$30,506	$24,721
Sep 24	$24,601	$31,134	$25,004
Oct 24	$24,270	$30,912	$24,671
Nov 24	$26,395	$32,971	$26,834
Dec 24	$24,395	$31,977	$24,805
Jan 25	$25,307	$32,957	$25,736
Feb 25	$23,891	$32,335	$24,299
Mar 25	$22,348	$30,420	$22,732
Apr 25	$22,308	$30,211	$22,695
May 25	$23,686	$32,146	$24,101
Jun 25	$24,492	$33,793	$24,925
Jul 25	$25,018	$34,564	$25,464
Aug 25	$25,601	$35,349	$26,060
Sep 25	$25,852	$36,570	$26,319
Oct 25	$25,924	$37,374	$26,395
Nov 25	$26,221	$37,433	$26,700
Dec 25	$26,174	$37,431	$26,656
Jan 26	$27,214	$38,014	$27,718
Feb 26	$28,786	$37,805	$29,323
Mar 26	$27,187	$35,939	$27,698

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	21.65%	6.03%	10.52%
S&P Total Market Index...
	18.14	10.76	13.65
S&P MidCap 400 Growth Index™...
	21.85	6.19	10.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,944,857,832
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 14,757,835
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$9,944,857,832
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$14,757,835
Portfolio Turnover Rate...
45%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
31.9%
Information Technology...
17.4
Health Care...
14.4
Consumer Discretionary...
9.7
Financials...
7.2
Real Estate...
5.5
Materials...
3.6
Energy...
3.3
Consumer Staples...
3.1
Utilities...
2.3
Communication Services...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
TechnipFMC plc...
1.7%
Casey's General Stores, Inc...
1.7
United Therapeutics Corp...
1.6
Curtiss-Wright Corp...
1.5
Flex Ltd...
1.5
XPO, Inc...
1.4
Woodward, Inc...
1.3
Royal Gold, Inc...
1.3
ATI, Inc...
1.2
MasTec, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012039
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Value ETF
Trading Symbol	IJJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 12.64%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Value Index™ returned 12.84%.

What contributed to performance?

Value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed geopolitical tensions in the Middle East. Technology hardware and equipment stocks contributed to the Fund’s return due to substantial artificial intelligence (“AI”) data center demand that increased the need for specialized components such as optical networking and photonic systems. Semiconductor firms gained, as they supported the complex assembly and precision manufacturing required to scale AI infrastructure. Industrials stocks benefited from U.S. reshoring, infrastructure spending, and rising demand for data center construction and power systems. Additionally, energy stocks were supported by a favorable oil price environment, operating cost improvements, and strong free cash flow generation across both onshore shale and offshore operations.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P MidCap 400 Value Index™
Apr 16	$10,171	$10,062	$10,172
May 16	$10,314	$10,242	$10,317
Jun 16	$10,361	$10,262	$10,367
Jul 16	$10,783	$10,670	$10,791
Aug 16	$10,823	$10,699	$10,833
Sep 16	$10,824	$10,718	$10,836
Oct 16	$10,595	$10,483	$10,609
Nov 16	$11,650	$10,949	$11,667
Dec 16	$11,871	$11,162	$11,896
Jan 17	$12,034	$11,379	$12,061
Feb 17	$12,267	$11,799	$12,300
Mar 17	$12,181	$11,808	$12,213
Apr 17	$12,173	$11,931	$12,210
May 17	$11,985	$12,053	$12,024
Jun 17	$12,241	$12,164	$12,282
Jul 17	$12,355	$12,393	$12,400
Aug 17	$12,098	$12,416	$12,143
Sep 17	$12,633	$12,719	$12,682
Oct 17	$12,758	$12,995	$12,809
Nov 17	$13,229	$13,389	$13,284
Dec 17	$13,303	$13,524	$13,362
Jan 18	$13,477	$14,242	$13,538
Feb 18	$12,793	$13,714	$12,853
Mar 18	$12,897	$13,442	$12,960
Apr 18	$12,979	$13,490	$13,045
May 18	$13,526	$13,871	$13,597
Jun 18	$13,580	$13,963	$13,654
Jul 18	$13,872	$14,430	$13,949
Aug 18	$14,223	$14,932	$14,306
Sep 18	$14,084	$14,955	$14,169
Oct 18	$12,831	$13,848	$12,911
Nov 18	$13,198	$14,125	$13,284
Dec 18	$11,697	$12,808	$11,775
Jan 19	$13,062	$13,911	$13,153
Feb 19	$13,574	$14,399	$13,671
Mar 19	$13,330	$14,606	$13,427
Apr 19	$13,960	$15,188	$14,066
May 19	$12,610	$14,208	$12,708
Jun 19	$13,654	$15,203	$13,761
Jul 19	$13,804	$15,426	$13,916
Aug 19	$13,060	$15,115	$13,168
Sep 19	$13,706	$15,376	$13,823
Oct 19	$13,886	$15,702	$14,007
Nov 19	$14,271	$16,297	$14,397
Dec 19	$14,715	$16,766	$14,846
Jan 20	$14,106	$16,745	$14,234
Feb 20	$12,602	$15,374	$12,718
Mar 20	$9,550	$13,251	$9,637
Apr 20	$10,917	$15,008	$11,019
May 20	$11,494	$15,814	$11,601
Jun 20	$11,617	$16,178	$11,732
Jul 20	$11,932	$17,093	$12,052
Aug 20	$12,384	$18,321	$12,511
Sep 20	$11,844	$17,647	$11,967
Oct 20	$12,256	$17,271	$12,386
Nov 20	$14,285	$19,382	$14,439
Dec 20	$15,234	$20,251	$15,401
Jan 21	$15,409	$20,186	$15,578
Feb 21	$16,875	$20,832	$17,064
Mar 21	$18,032	$21,557	$18,239
Apr 21	$18,895	$22,664	$19,116
May 21	$19,258	$22,767	$19,485
Jun 21	$18,715	$23,344	$18,938
Jul 21	$18,678	$23,746	$18,903
Aug 21	$19,124	$24,425	$19,357
Sep 21	$18,405	$23,316	$18,636
Oct 21	$19,216	$24,882	$19,462
Nov 21	$18,757	$24,516	$18,998
Dec 21	$19,860	$25,447	$20,121
Jan 22	$19,068	$23,919	$19,324
Feb 22	$19,306	$23,318	$19,567
Mar 22	$19,730	$24,073	$20,000
Apr 22	$18,420	$21,902	$18,675
May 22	$18,811	$21,858	$19,075
Jun 22	$17,061	$20,020	$17,302
Jul 22	$18,628	$21,898	$18,894
Aug 22	$18,095	$21,071	$18,355
Sep 22	$16,371	$19,107	$16,609
Oct 22	$18,255	$20,666	$18,524
Nov 22	$19,433	$21,757	$19,721
Dec 22	$18,451	$20,478	$18,726
Jan 23	$20,551	$21,906	$20,860
Feb 23	$19,979	$21,398	$20,276
Mar 23	$18,913	$21,961	$19,195
Apr 23	$18,710	$22,181	$18,990
May 23	$18,030	$22,278	$18,302
Jun 23	$19,764	$23,804	$20,065
Jul 23	$20,646	$24,662	$20,962
Aug 23	$19,870	$24,178	$20,176
Sep 23	$18,724	$23,021	$19,015
Oct 23	$17,623	$22,401	$17,897
Nov 23	$19,305	$24,503	$19,608
Dec 23	$21,265	$25,814	$21,606
Jan 24	$20,605	$26,099	$20,939
Feb 24	$21,002	$27,518	$21,345
Mar 24	$22,135	$28,407	$22,498
Apr 24	$20,794	$27,155	$21,137
May 24	$21,763	$28,444	$22,126
Jun 24	$21,346	$29,327	$21,705
Jul 24	$22,953	$29,866	$23,347
Aug 24	$23,097	$30,506	$23,496
Sep 24	$23,363	$31,134	$23,770
Oct 24	$23,348	$30,912	$23,759
Nov 24	$25,409	$32,971	$25,862
Dec 24	$23,711	$31,977	$24,138
Jan 25	$24,645	$32,957	$25,094
Feb 25	$23,891	$32,335	$24,330
Mar 25	$22,821	$30,420	$23,245
Apr 25	$21,824	$30,211	$22,232
May 25	$22,811	$32,146	$23,240
Jun 25	$23,664	$33,793	$24,112
Jul 25	$23,900	$34,564	$24,356
Aug 25	$24,996	$35,349	$25,476
Sep 25	$24,961	$36,570	$25,445
Oct 25	$24,630	$37,374	$25,110
Nov 25	$25,381	$37,433	$25,880
Dec 25	$25,463	$37,431	$25,968
Jan 26	$26,507	$38,014	$27,039
Feb 26	$27,136	$37,805	$27,682
Mar 26	$25,707	$35,939	$26,229

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	12.64%	7.35%	9.90%
S&P Total Market Index...
	18.14	10.76	13.65
S&P MidCap 400 Value Index™...
	12.84	7.54	10.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,981,564,467
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 14,184,462
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,981,564,467
Number of Portfolio Holdings...
310
Net Investment Advisory Fees...
$14,184,462
Portfolio Turnover Rate...
38%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.6%
Industrials...
19.2
Consumer Discretionary...
12.5
Materials...
8.3
Real Estate...
8.3
Energy...
7.6
Information Technology...
7.0
Consumer Staples...
6.1
Utilities...
4.7
Health Care...
3.2
Communication Services...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
US Foods Holding Corp...
1.3%
Alcoa Corp...
1.1
Ovintiv, Inc...
1.1
Reliance, Inc...
1.0
Permian Resources Corp., Class A...
1.0
Annaly Capital Management, Inc...
1.0
Jones Lang LaSalle, Inc...
0.9
Performance Food Group Co...
0.9
Reinsurance Group of America, Inc...
0.9
WESCO International, Inc...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012044
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Growth ETF
Trading Symbol	IJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.43%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Growth Index™ returned 17.63%.

What contributed to performance?

U.S. small-cap equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Industrials holdings meaningfully contributed to the Fund's return, driven by accelerating data center construction activity and surging aerospace and defense demand amid heightened geopolitical tensions. In the information technology sector, companies that provide semiconductors and semiconductor equipment benefited from rising demand for advanced manufacturing and testing. This was driven by global AI infrastructure expansion and the accelerating adoption of high-bandwidth memory. The technology hardware, storage and peripherals subsector also contributed, benefiting from the same AI data center buildout wave as well as increased demand for electronics used in military and aerospace systems.

What detracted from performance?

During the reporting period, healthcare equipment and services holdings in the healthcare sector detracted from the Fund’s return. These companies faced a challenging combination of regulatory and reimbursement uncertainty, earnings disappointments, and policy-driven demand headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P SmallCap 600 Growth Index™
Apr 16	$10,029	$10,062	$10,030
May 16	$10,308	$10,242	$10,310
Jun 16	$10,351	$10,262	$10,355
Jul 16	$10,870	$10,670	$10,875
Aug 16	$11,041	$10,699	$11,046
Sep 16	$11,090	$10,718	$11,097
Oct 16	$10,512	$10,483	$10,519
Nov 16	$11,751	$10,949	$11,757
Dec 16	$12,159	$11,162	$12,170
Jan 17	$12,186	$11,379	$12,199
Feb 17	$12,396	$11,799	$12,410
Mar 17	$12,449	$11,808	$12,465
Apr 17	$12,597	$11,931	$12,615
May 17	$12,341	$12,053	$12,362
Jun 17	$12,704	$12,164	$12,727
Jul 17	$12,858	$12,393	$12,886
Aug 17	$12,548	$12,416	$12,577
Sep 17	$13,413	$12,719	$13,445
Oct 17	$13,580	$12,995	$13,615
Nov 17	$14,027	$13,389	$14,064
Dec 17	$13,931	$13,524	$13,969
Jan 18	$14,424	$14,242	$14,470
Feb 18	$13,911	$13,714	$13,949
Mar 18	$14,255	$13,442	$14,307
Apr 18	$14,304	$13,490	$14,361
May 18	$15,313	$13,871	$15,378
Jun 18	$15,523	$13,963	$15,590
Jul 18	$16,105	$14,430	$16,175
Aug 18	$17,171	$14,932	$17,250
Sep 18	$16,601	$14,955	$16,678
Oct 18	$14,760	$13,848	$14,831
Nov 18	$15,127	$14,125	$15,202
Dec 18	$13,334	$12,808	$13,403
Jan 19	$14,538	$13,911	$14,620
Feb 19	$15,188	$14,399	$15,278
Mar 19	$14,767	$14,606	$14,855
Apr 19	$15,272	$15,188	$15,366
May 19	$14,125	$14,208	$14,216
Jun 19	$15,127	$15,203	$15,226
Jul 19	$15,293	$15,426	$15,397
Aug 19	$14,697	$15,115	$14,798
Sep 19	$14,837	$15,376	$14,944
Oct 19	$15,131	$15,702	$15,241
Nov 19	$15,645	$16,297	$15,764
Dec 19	$16,110	$16,766	$16,235
Jan 20	$15,840	$16,745	$15,973
Feb 20	$14,405	$15,374	$14,530
Mar 20	$11,565	$13,251	$11,671
Apr 20	$12,942	$15,008	$13,060
May 20	$13,709	$15,814	$13,835
Jun 20	$14,228	$16,178	$14,362
Jul 20	$15,009	$17,093	$15,154
Aug 20	$15,457	$18,321	$15,609
Sep 20	$14,798	$17,647	$14,955
Oct 20	$15,037	$17,271	$15,203
Nov 20	$17,629	$19,382	$17,823
Dec 20	$19,199	$20,251	$19,417
Jan 21	$20,400	$20,186	$20,637
Feb 21	$21,317	$20,832	$21,564
Mar 21	$21,546	$21,557	$21,798
Apr 21	$21,986	$22,664	$22,248
May 21	$22,006	$22,767	$22,272
Jun 21	$22,345	$23,344	$22,619
Jul 21	$22,320	$23,746	$22,596
Aug 21	$22,792	$24,425	$23,076
Sep 21	$22,003	$23,316	$22,281
Oct 21	$22,902	$24,882	$23,196
Nov 21	$22,434	$24,516	$22,724
Dec 21	$23,499	$25,447	$23,809
Jan 22	$21,118	$23,919	$21,400
Feb 22	$21,200	$23,318	$21,485
Mar 22	$21,255	$24,073	$21,544
Apr 22	$19,233	$21,902	$19,497
May 22	$19,497	$21,858	$19,768
Jun 22	$17,927	$20,020	$18,179
Jul 22	$20,005	$21,898	$20,293
Aug 22	$19,081	$21,071	$19,357
Sep 22	$17,313	$19,107	$17,565
Oct 22	$19,048	$20,666	$19,329
Nov 22	$19,885	$21,757	$20,183
Dec 22	$18,509	$20,478	$18,791
Jan 23	$19,845	$21,906	$20,148
Feb 23	$19,683	$21,398	$19,986
Mar 23	$18,897	$21,961	$19,193
Apr 23	$18,308	$22,181	$18,591
May 23	$18,343	$22,278	$18,628
Jun 23	$19,799	$23,804	$20,109
Jul 23	$20,792	$24,662	$21,118
Aug 23	$20,090	$24,178	$20,406
Sep 23	$18,952	$23,021	$19,253
Oct 23	$17,971	$22,401	$18,260
Nov 23	$19,316	$24,503	$19,629
Dec 23	$21,650	$25,814	$22,005
Jan 24	$21,095	$26,099	$21,443
Feb 24	$21,994	$27,518	$22,361
Mar 24	$22,675	$28,407	$23,054
Apr 24	$21,593	$27,155	$21,961
May 24	$22,768	$28,444	$23,161
Jun 24	$22,346	$29,327	$22,731
Jul 24	$24,555	$29,866	$24,983
Aug 24	$24,146	$30,506	$24,573
Sep 24	$24,336	$31,134	$24,771
Oct 24	$23,461	$30,912	$23,883
Nov 24	$26,083	$32,971	$26,556
Dec 24	$23,690	$31,977	$24,123
Jan 25	$24,628	$32,957	$25,080
Feb 25	$23,172	$32,335	$23,599
Mar 25	$21,796	$30,420	$22,202
Apr 25	$21,235	$30,211	$21,632
May 25	$22,514	$32,146	$22,938
Jun 25	$23,367	$33,793	$23,811
Jul 25	$23,498	$34,564	$23,948
Aug 25	$24,777	$35,349	$25,254
Sep 25	$24,919	$36,570	$25,402
Oct 25	$24,566	$37,374	$25,044
Nov 25	$25,179	$37,433	$25,678
Dec 25	$24,921	$37,431	$25,419
Jan 26	$26,111	$38,014	$26,637
Feb 26	$26,877	$37,805	$27,421
Mar 26	$25,594	$35,939	$26,115

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.43%	3.50%	9.85%
S&P Total Market Index...
	18.14	10.76	13.65
S&P SmallCap 600 Growth Index™...
	17.63	3.68	10.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 6,505,048,767
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 11,191,952
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,505,048,767
Number of Portfolio Holdings...
362
Net Investment Advisory Fees...
$11,191,952
Portfolio Turnover Rate...
50%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.0%
Information Technology...
16.4
Health Care...
15.3
Financials...
14.4
Consumer Discretionary...
11.1
Real Estate...
5.7
Energy...
4.3
Materials...
3.2
Communication Services...
3.1
Consumer Staples...
2.4
Utilities...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Primoris Services Corp...
1.0%
Viavi Solutions, Inc...
1.0
Argan, Inc...
1.0
FormFactor, Inc...
1.0
ESCO Technologies, Inc...
1.0
Armstrong World Industries, Inc...
0.9
Sanmina Corp...
0.9
DigitalOcean Holdings, Inc...
0.9
Krystal Biotech, Inc...
0.9
Zurn Elkay Water Solutions Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012084
Shareholder Report [Line Items]
Fund Name	iShares Semiconductor ETF
Trading Symbol	SOXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$46	0.33%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 76.05%.

  For the same period, the MSCI USA Index returned 17.74% and the NYSE Semiconductor Index (Spliced) returned 76.73%.

What contributed to performance?

Semiconductor stocks meaningfully contributed to the Fund’s return during the reporting period, driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. As AI applications have grown more sophisticated, the chips required to power them have become increasingly complex and expensive to produce, a dynamic that has supported strong pricing power and revenue growth across these firms. Companies focused on the most advanced chip designs benefited as sustained capital investment in leading-edge manufacturing capacity supported strong order growth. Semiconductor materials and equipment companies, the businesses that supply the specialized tools and raw inputs chipmakers need to build next-generation facilities, were also notable contributors. These firms benefited as elevated customer spending translated into strong order activity, longer-term supply agreements, and improved earnings visibility.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	NYSE Semiconductor Index (Spliced)
Apr 16	$9,535	$10,049	$9,540
May 16	$10,362	$10,233	$10,374
Jun 16	$10,265	$10,260	$10,284
Jul 16	$11,379	$10,649	$11,407
Aug 16	$11,918	$10,665	$11,958
Sep 16	$12,428	$10,677	$12,475
Oct 16	$12,244	$10,474	$12,294
Nov 16	$13,112	$10,853	$13,172
Dec 16	$13,517	$11,055	$13,587
Jan 17	$14,085	$11,284	$14,163
Feb 17	$14,487	$11,728	$14,574
Mar 17	$15,120	$11,744	$15,217
Apr 17	$15,038	$11,871	$15,141
May 17	$16,351	$12,033	$16,472
Jun 17	$15,531	$12,109	$15,654
Jul 17	$16,286	$12,355	$16,422
Aug 17	$16,757	$12,396	$16,905
Sep 17	$17,626	$12,649	$17,790
Oct 17	$19,192	$12,938	$19,378
Nov 17	$19,186	$13,332	$19,379
Dec 17	$18,900	$13,477	$19,096
Jan 18	$20,537	$14,250	$20,759
Feb 18	$20,583	$13,727	$20,814
Mar 18	$20,096	$13,392	$20,328
Apr 18	$18,815	$13,446	$19,040
May 18	$20,901	$13,774	$21,162
Jun 18	$19,951	$13,867	$20,211
Jul 18	$20,768	$14,365	$21,050
Aug 18	$21,311	$14,841	$21,608
Sep 18	$20,819	$14,909	$21,115
Oct 18	$18,322	$13,874	$18,588
Nov 18	$18,923	$14,144	$19,205
Dec 18	$17,677	$12,870	$17,942
Jan 19	$19,469	$13,928	$19,770
Feb 19	$20,697	$14,395	$21,024
Mar 19	$21,425	$14,661	$21,773
Apr 19	$23,888	$15,249	$24,288
May 19	$19,941	$14,285	$20,277
Jun 19	$22,502	$15,288	$22,901
Jul 19	$23,791	$15,524	$24,225
Aug 19	$23,247	$15,254	$23,680
Sep 19	$24,114	$15,525	$24,576
Oct 19	$25,550	$15,863	$26,050
Nov 19	$26,597	$16,460	$27,126
Dec 19	$28,703	$16,942	$29,292
Jan 20	$27,787	$16,976	$28,363
Feb 20	$26,508	$15,591	$27,068
Mar 20	$23,524	$13,614	$24,033
Apr 20	$26,955	$15,404	$27,551
May 20	$28,899	$16,206	$29,549
Jun 20	$31,193	$16,576	$31,909
Jul 20	$33,386	$17,559	$34,166
Aug 20	$35,362	$18,878	$36,197
Sep 20	$35,156	$18,174	$36,005
Oct 20	$35,196	$17,701	$36,060
Nov 20	$41,765	$19,749	$42,812
Dec 20	$43,894	$20,563	$45,011
Jan 21	$45,334	$20,372	$46,508
Feb 21	$48,201	$20,904	$49,469
Mar 21	$49,149	$21,691	$50,464
Apr 21	$48,908	$22,871	$50,232
May 21	$50,167	$22,981	$51,546
Jun 21	$52,714	$23,621	$54,188
Jul 21	$53,023	$24,180	$54,523
Aug 21	$54,326	$24,893	$55,882
Sep 21	$51,856	$23,718	$53,365
Oct 21	$55,193	$25,372	$56,818
Nov 21	$61,470	$25,117	$63,315
Dec 21	$63,208	$26,109	$65,132
Jan 22	$55,954	$24,631	$57,673
Feb 22	$55,230	$23,909	$56,947
Mar 22	$55,158	$24,750	$56,895
Apr 22	$46,712	$22,506	$48,192
May 22	$49,713	$22,457	$51,314
Jun 22	$40,922	$20,598	$42,257
Jul 22	$47,637	$22,519	$49,206
Aug 22	$43,185	$21,637	$44,616
Sep 22	$37,421	$19,631	$38,674
Oct 22	$38,376	$21,189	$39,673
Nov 22	$45,659	$22,342	$47,232
Dec 22	$41,063	$21,028	$42,488
Jan 23	$47,611	$22,412	$49,282
Feb 23	$48,307	$21,877	$50,016
Mar 23	$52,584	$22,654	$54,468
Apr 23	$48,718	$22,941	$50,470
May 23	$56,332	$23,090	$58,389
Jun 23	$60,049	$24,630	$62,277
Jul 23	$63,297	$25,478	$65,672
Aug 23	$60,426	$25,049	$62,710
Sep 23	$56,300	$23,874	$58,446
Oct 23	$52,544	$23,325	$54,553
Nov 23	$61,015	$25,524	$63,374
Dec 23	$68,536	$26,726	$71,214
Jan 24	$69,777	$27,143	$72,524
Feb 24	$77,601	$28,599	$80,690
Mar 24	$80,737	$29,509	$83,982
Apr 24	$76,465	$28,291	$79,564
May 24	$83,619	$29,642	$87,038
Jun 24	$88,265	$30,702	$91,905
Jul 24	$84,198	$31,088	$87,704
Aug 24	$82,728	$31,837	$86,195
Sep 24	$82,688	$32,522	$86,183
Oct 24	$78,272	$32,282	$81,597
Nov 24	$77,337	$34,303	$80,638
Dec 24	$77,426	$33,430	$80,764
Jan 25	$78,408	$34,447	$81,814
Feb 25	$74,909	$33,905	$78,178
Mar 25	$67,650	$31,921	$70,624
Apr 25	$66,214	$31,758	$69,133
May 25	$73,698	$33,807	$76,970
Jun 25	$86,075	$35,547	$89,935
Jul 25	$86,484	$36,360	$90,381
Aug 25	$88,399	$37,074	$92,410
Sep 25	$97,995	$38,435	$102,483
Oct 25	$110,772	$39,348	$115,888
Nov 25	$107,293	$39,359	$112,282
Dec 25	$108,945	$39,363	$114,053
Jan 26	$125,218	$39,872	$131,143
Feb 26	$127,420	$39,521	$133,490
Mar 26	$119,098	$37,584	$124,811

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	76.05%	19.37%	28.11%
MSCI USA Index...
	17.74	11.62	14.16
NYSE Semiconductor Index (Spliced)...
	76.73	19.85	28.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 20,230,810,498
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 52,114,731
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$20,230,810,498
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$52,114,731
Portfolio Turnover Rate...
33%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
8.4%
Broadcom, Inc...
8.3
Micron Technology, Inc...
7.0
Advanced Micro Devices, Inc...
6.5
Applied Materials, Inc...
5.9
Marvell Technology, Inc...
5.2
Intel Corp...
4.1
KLA Corp...
4.1
Monolithic Power Systems, Inc...
4.1
Teradyne, Inc...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254701
Shareholder Report [Line Items]
Fund Name	iShares Top 20 U.S. Stocks ETF
Trading Symbol	TOPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 20.75%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Top 20 Select Index returned 20.99%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. An electric vehicle car manufacturer in the consumer discretionary sector was supported by a pivot to autonomous software and dominance in energy storage.

What detracted from performance?

In the financials sector, transaction and payment processing services firms were hindered by reduced consumer spending and stiff competition in payment processing.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P 500 Top 20 Select Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$9,847	$9,861	$9,847
Nov 24	$10,386	$10,518	$10,388
Dec 24	$10,583	$10,200	$10,588
Jan 25	$10,653	$10,513	$10,659
Feb 25	$10,478	$10,315	$10,486
Mar 25	$9,684	$9,704	$9,692
Apr 25	$9,756	$9,637	$9,766
May 25	$10,522	$10,254	$10,535
Jun 25	$11,120	$10,780	$11,135
Jul 25	$11,540	$11,026	$11,558
Aug 25	$11,767	$11,276	$11,787
Sep 25	$12,419	$11,665	$12,443
Oct 25	$12,832	$11,922	$12,858
Nov 25	$12,813	$11,941	$12,842
Dec 25	$12,747	$11,940	$12,777
Jan 26	$12,562	$12,126	$12,594
Feb 26	$12,236	$12,060	$12,268
Mar 26	$11,694	$11,464	$11,727

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	20.75%	11.49%
S&P Total Market Index...
	18.14	9.98
S&P 500 Top 20 Select Index...
	20.99	11.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 495,858,130
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 684,341
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$495,858,130
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$684,341
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.4%
Communication Services...
17.6
Financials...
13.4
Consumer Discretionary...
8.9
Health Care...
8.8
Consumer Staples...
5.1
Energy...
3.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
16.0%
Apple, Inc...
14.1
Alphabet, Inc., Class A...
6.3
Microsoft Corp...
6.0
Alphabet, Inc., Class C, NVS...
5.1
Amazon.com, Inc...
4.6
Berkshire Hathaway, Inc., Class B...
4.6
Tesla, Inc...
4.3
Broadcom, Inc...
4.3
Meta Platforms, Inc., Class A...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012083
Shareholder Report [Line Items]
Fund Name	iShares U.S. Digital Infrastructure and Real Estate ETF
Trading Symbol	IDGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$44	0.37%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 33.99%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced) returned 34.54%.

What contributed to performance?

Communications equipment companies in the information technology sector were the largest contributors to the Fund’s performance during the reporting period. These firms were boosted by a surge in demand for network infrastructure, including optical and wireless systems, driven by artificial intelligence, cloud data center expansion, and ongoing 5G network investments. In the internet services and infrastructure subsector, a cloud platform provider surged due to demand for its content delivery network, which improves performance and security by distributing and caching content across edge servers located closer to end users. Additionally, data center REITs in the real estate sector benefited from rising demand needed to support data centers that power artificial intelligence.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were companies that operate telecom towers in the real estate sector. Reduced capital spending by major wireless carriers tempered leasing activity and slowed revenue growth.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)
Apr 16	$9,729	$10,062	$9,733
May 16	$9,814	$10,242	$9,823
Jun 16	$9,582	$10,262	$9,593
Jul 16	$10,180	$10,670	$10,196
Aug 16	$10,703	$10,699	$10,725
Sep 16	$11,239	$10,718	$11,267
Oct 16	$11,027	$10,483	$11,058
Nov 16	$11,823	$10,949	$11,861
Dec 16	$11,990	$11,162	$12,032
Jan 17	$12,147	$11,379	$12,193
Feb 17	$12,675	$11,799	$12,729
Mar 17	$12,531	$11,808	$12,590
Apr 17	$12,380	$11,931	$12,442
May 17	$12,451	$12,053	$12,520
Jun 17	$12,614	$12,164	$12,687
Jul 17	$12,780	$12,393	$12,856
Aug 17	$12,551	$12,416	$12,628
Sep 17	$12,736	$12,719	$12,817
Oct 17	$12,814	$12,995	$12,900
Nov 17	$13,493	$13,389	$13,584
Dec 17	$13,306	$13,524	$13,400
Jan 18	$13,920	$14,242	$14,018
Feb 18	$14,180	$13,714	$14,280
Mar 18	$14,256	$13,442	$14,359
Apr 18	$14,303	$13,490	$14,408
May 18	$14,173	$13,871	$14,280
Jun 18	$14,512	$13,963	$14,622
Jul 18	$14,348	$14,430	$14,460
Aug 18	$15,642	$14,932	$15,767
Sep 18	$15,317	$14,955	$15,443
Oct 18	$13,969	$13,848	$14,085
Nov 18	$14,227	$14,125	$14,349
Dec 18	$13,181	$12,808	$13,298
Jan 19	$14,202	$13,911	$14,336
Feb 19	$15,884	$14,399	$16,040
Mar 19	$15,720	$14,606	$15,881
Apr 19	$16,493	$15,188	$16,666
May 19	$14,134	$14,208	$14,286
Jun 19	$15,138	$15,203	$15,308
Jul 19	$15,768	$15,426	$15,951
Aug 19	$14,272	$15,115	$14,440
Sep 19	$14,838	$15,376	$15,018
Oct 19	$14,899	$15,702	$15,086
Nov 19	$15,239	$16,297	$15,436
Dec 19	$15,438	$16,766	$15,642
Jan 20	$14,857	$16,745	$15,052
Feb 20	$13,542	$15,374	$13,724
Mar 20	$12,136	$13,251	$12,309
Apr 20	$13,889	$15,008	$14,088
May 20	$14,177	$15,814	$14,385
Jun 20	$13,874	$16,178	$14,079
Jul 20	$15,077	$17,093	$15,305
Aug 20	$14,595	$18,321	$14,814
Sep 20	$13,109	$17,647	$13,306
Oct 20	$13,326	$17,271	$13,525
Nov 20	$15,465	$19,382	$15,703
Dec 20	$16,792	$20,251	$17,053
Jan 21	$18,182	$20,186	$18,471
Feb 21	$18,424	$20,832	$18,722
Mar 21	$18,918	$21,557	$19,231
Apr 21	$18,797	$22,664	$19,115
May 21	$19,786	$22,767	$20,127
Jun 21	$20,511	$23,344	$20,873
Jul 21	$20,559	$23,746	$20,929
Aug 21	$20,531	$24,425	$20,906
Sep 21	$19,466	$23,316	$19,830
Oct 21	$20,171	$24,882	$20,552
Nov 21	$21,147	$24,516	$21,556
Dec 21	$23,817	$25,447	$24,293
Jan 22	$20,815	$23,919	$21,237
Feb 22	$20,550	$23,318	$20,971
Mar 22	$20,910	$24,073	$21,347
Apr 22	$18,209	$21,902	$18,592
May 22	$17,890	$21,858	$18,273
Jun 22	$16,641	$20,020	$17,003
Jul 22	$19,701	$21,898	$20,140
Aug 22	$19,924	$21,071	$20,371
Sep 22	$18,259	$19,107	$18,673
Oct 22	$21,181	$20,666	$21,672
Nov 22	$21,228	$21,757	$21,726
Dec 22	$19,565	$20,478	$20,031
Jan 23	$19,887	$21,906	$20,356
Feb 23	$19,302	$21,398	$19,763
Mar 23	$20,249	$21,961	$20,743
Apr 23	$18,225	$22,181	$18,648
May 23	$19,206	$22,278	$19,660
Jun 23	$19,973	$23,804	$20,456
Jul 23	$19,094	$24,662	$19,548
Aug 23	$19,121	$24,178	$19,642
Sep 23	$17,547	$23,021	$18,031
Oct 23	$15,906	$22,401	$16,349
Nov 23	$16,793	$24,503	$17,266
Dec 23	$18,382	$25,814	$18,917
Jan 24	$19,103	$26,099	$19,660
Feb 24	$20,097	$27,518	$20,693
Mar 24	$20,548	$28,407	$21,162
Apr 24	$18,968	$27,155	$19,546
May 24	$19,800	$28,444	$20,410
Jun 24	$20,157	$29,327	$20,787
Jul 24	$21,203	$29,866	$21,873
Aug 24	$21,481	$30,506	$22,168
Sep 24	$22,717	$31,134	$23,456
Oct 24	$22,450	$30,912	$23,187
Nov 24	$23,598	$32,971	$24,382
Dec 24	$23,280	$31,977	$24,066
Jan 25	$23,436	$32,957	$24,234
Feb 25	$22,688	$32,335	$23,468
Mar 25	$21,387	$30,420	$22,131
Apr 25	$21,932	$30,211	$22,705
May 25	$22,888	$32,146	$23,703
Jun 25	$24,115	$33,793	$24,985
Jul 25	$24,567	$34,564	$25,460
Aug 25	$24,065	$35,349	$24,945
Sep 25	$25,268	$36,570	$26,205
Oct 25	$26,337	$37,374	$27,324
Nov 25	$25,529	$37,433	$26,491
Dec 25	$24,862	$37,431	$25,809
Jan 26	$25,643	$38,014	$26,619
Feb 26	$28,447	$37,805	$29,543
Mar 26	$28,656	$35,939	$29,773

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	33.99%	8.66%	11.10%
S&P Total Market Index...
	18.14	10.76	13.65
S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)...
	34.54	9.13	11.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 166,208,550
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 481,786
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$166,208,550
Number of Portfolio Holdings...
30
Net Investment Advisory Fees...
$481,786
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
40.1%
Communications Equipment...
31.3
IT Services...
8.0
Technology Hardware, Storage & Peripherals...
7.5
Semiconductors & Semiconductor Equipment...
7.1
Diversified Telecommunication Services...
5.2
Software...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
10.0%
American Tower Corp...
9.4
Digital Realty Trust, Inc...
9.1
SBA Communications Corp...
6.2
Crown Castle, Inc...
5.4
Uniti Group, Inc...
5.2
Ciena Corp...
4.7
Cisco Systems, Inc...
4.5
NetApp, Inc...
4.3
CoreWeave, Inc., Class A...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.